UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
June 30
Date of reporting period:
December 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
AAM/HIMCO Short Duration Fund
Class A/ASDAX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class A/ASDAX)	$43	0.84%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$390,030,794
Total number of portfolio holdings	270
Portfolio turnover rate as of the end of the reporting period	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.6%
United States Treasury Note, 4.25%, 2/28/2029	2.6%
United States Treasury Note, 4.00%, 7/31/2029	2.6%
United States Treasury Note, 4.00%, 1/31/2029	2.6%
United States Treasury Note, 4.13%, 9/30/2027	2.6%
United States Treasury Note, 4.00%, 2/29/2028	2.6%
United States Treasury Note, 4.25%, 3/15/2027	2.6%
United States Treasury Note, 4.62%, 9/15/2026	2.6%
United States Treasury Note, 4.13%, 6/15/2026	1.3%
United States Treasury Note, 4.50%, 3/31/2026	1.3%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AAM/HIMCO Short Duration Fund - Class A

AAM/HIMCO Short Duration Fund
Class C/ASDCX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class C/ASDCX)	$81	1.59%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$390,030,794
Total number of portfolio holdings	270
Portfolio turnover rate as of the end of the reporting period	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.6%
United States Treasury Note, 4.25%, 2/28/2029	2.6%
United States Treasury Note, 4.00%, 7/31/2029	2.6%
United States Treasury Note, 4.00%, 1/31/2029	2.6%
United States Treasury Note, 4.13%, 9/30/2027	2.6%
United States Treasury Note, 4.00%, 2/29/2028	2.6%
United States Treasury Note, 4.25%, 3/15/2027	2.6%
United States Treasury Note, 4.62%, 9/15/2026	2.6%
United States Treasury Note, 4.13%, 6/15/2026	1.3%
United States Treasury Note, 4.50%, 3/31/2026	1.3%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AAM/HIMCO Short Duration Fund - Class C

AAM/HIMCO Short Duration Fund
Class I/ASDIX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class I/ASDIX)	$30	0.59%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$390,030,794
Total number of portfolio holdings	270
Portfolio turnover rate as of the end of the reporting period	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.6%
United States Treasury Note, 4.25%, 2/28/2029	2.6%
United States Treasury Note, 4.00%, 7/31/2029	2.6%
United States Treasury Note, 4.00%, 1/31/2029	2.6%
United States Treasury Note, 4.13%, 9/30/2027	2.6%
United States Treasury Note, 4.00%, 2/29/2028	2.6%
United States Treasury Note, 4.25%, 3/15/2027	2.6%
United States Treasury Note, 4.62%, 9/15/2026	2.6%
United States Treasury Note, 4.13%, 6/15/2026	1.3%
United States Treasury Note, 4.50%, 3/31/2026	1.3%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AAM/HIMCO Short Duration Fund - Class I
AAM/Insight Select Income Fund
Class A/CPUAX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class A/CPUAX)	$44	0.85%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$219,137,188
Total number of portfolio holdings	472
Portfolio turnover rate as of the end of the reporting period	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Bond, 4.62%, 11/15/2045	1.1%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.8%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.7%
Mexico Government International Bond, 6.87%, 5/13/2037	0.7%
Morgan Stanley, 6.63%, 11/1/2034	0.7%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 5.72%, 10/15/2033	0.7%
MetLife, Inc., 9.25%, 4/8/2038	0.7%
Goldman Sachs Group, Inc., 1.99%, 1/27/2032	0.7%
General Motors Co., 5.63%, 4/15/2030	0.6%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AAM/Insight Select Income Fund - Class A
AAM/Insight Select Income Fund
Class C/CPUCX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class C/CPUCX)	$81	1.59%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$219,137,188
Total number of portfolio holdings	472
Portfolio turnover rate as of the end of the reporting period	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Bond, 4.62%, 11/15/2045	1.1%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.8%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.7%
Mexico Government International Bond, 6.87%, 5/13/2037	0.7%
Morgan Stanley, 6.63%, 11/1/2034	0.7%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 5.72%, 10/15/2033	0.7%
MetLife, Inc., 9.25%, 4/8/2038	0.7%
Goldman Sachs Group, Inc., 1.99%, 1/27/2032	0.7%
General Motors Co., 5.63%, 4/15/2030	0.6%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AAM/Insight Select Income Fund - Class C
AAM/Insight Select Income Fund
Class I/CPUIX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class I/CPUIX)	$30	0.59%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$219,137,188
Total number of portfolio holdings	472
Portfolio turnover rate as of the end of the reporting period	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Bond, 4.62%, 11/15/2045	1.1%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.8%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.7%
Mexico Government International Bond, 6.87%, 5/13/2037	0.7%
Morgan Stanley, 6.63%, 11/1/2034	0.7%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 5.72%, 10/15/2033	0.7%
MetLife, Inc., 9.25%, 4/8/2038	0.7%
Goldman Sachs Group, Inc., 1.99%, 1/27/2032	0.7%
General Motors Co., 5.63%, 4/15/2030	0.6%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AAM/Insight Select Income Fund - Class I

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AAM/HIMCO Short Duration Fund

(Class A: ASDAX)

(Class C: ASDCX)

(Class I: ASDIX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

DECEMBER 31, 2025

AAM/HIMCO Short Duration Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Class A	16
Class C	17
Class I	18
Notes to Financial Statements	19
Supplemental Information	28

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/HIMCO Short Duration Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 14.6%
$2,687,000	American Express Credit Account Master Trust Series 2024-1, Class A, 5.23%, 4/15/2029[1]	$2,737,916
526,316	Apidos CLO Series 2012-11A, Class XR4, 4.88% (3-Month Term SOFR+100 basis points), 4/17/2034[1,2,3]	526,293
2,333,000	BA Credit Card Trust Series 2024-A1, Class A, 4.93%, 5/15/2029[1]	2,369,682
1,600,000	Balboa Bay Loan Funding Ltd. Series 2022-1A, Class XR, 4.93% (3-Month Term SOFR+105 basis points), 4/20/2037[1,2,3]	1,600,683
2,000,000	Capital One Prime Auto Receivables Trust Series 2025-1, Class A2A, 3.88%, 1/16/2029[1]	2,001,442
1,000,000	Carmax Auto Owner Trust Series 2022-3, Class C, 4.98%, 2/15/2028[1]	1,004,713
	Commonbond Student Loan Trust
12,290	Series 2016-B, Class B, 4.00%, 10/25/2040[1,3]	11,656
208,104	Series 2018-CGS, Class A1, 3.87%, 2/25/2046[1,3]	202,980
1,786,007	Consumer Portfolio Services Auto Trust Series 2025-D, Class A, 4.46%, 7/16/2029[1,3]	1,787,848
	Credit Acceptance Auto Loan Trust
88,270	Series 2023-1A, Class A, 6.48%, 3/15/2033[1,3]	88,342
1,000,000	Series 2024-2A, Class A, 5.95%, 6/15/2034[1,3]	1,017,714
	Crown City CLO
500,000	Series 2022-4A, Class X, 4.98% (3-Month Term SOFR+110 basis points), 4/20/2037[1,2,3]	500,029
500,000	Series 2023-5A, Class X, 5.03% (3-Month Term SOFR+115 basis points), 4/20/2037[1,2,3]	500,028
1,250,000	Dryden CLO Ltd. Series 2023-105A, Class XR, 4.96% (3-Month Term SOFR+105 basis points), 4/15/2038[1,2,3]	1,250,106
1,166,667	Eaton Vance CLO Ltd. Series 2019-1A, Class X, 4.96% (3-Month Term SOFR+105 basis points), 7/15/2037[1,2,3]	1,166,773
860,000	ELM Trust Series 2024-ELM, Class A10, 5.80%, 6/10/2039[3,4]	864,569
	Evergreen Credit Card Trust
1,248,000	Series 2024-CRT4, Class B, 5.25%, 10/15/2028[1,3]	1,257,835
893,000	Series 2024-CRT4, Class C, 5.64%, 10/15/2028[1,3]	899,464
314,000	Series 2025-CRT5, Class C, 5.53%, 5/15/2029[1,3]	317,508
	Exeter Automobile Receivables Trust
432,301	Series 2022-1A, Class D, 3.02%, 6/15/2028[1]	430,310
651,328	Series 2022-2A, Class D, 4.56%, 7/17/2028[1]	651,834
580,000	Ford Credit Auto Owner Trust Series 2022-C, Class C, 5.22%, 3/15/2030[1]	582,405
	GM Financial Consumer Automobile Receivables Trust
1,000,000	Series 2023-2, Class B, 4.82%, 10/16/2028[1]	1,008,430
2,000,000	Series 2025-4, Class A2A, 3.88%, 12/18/2028[1]	2,001,848

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	GreenSky Home Improvement Trust
$58,972	Series 2024-1, Class A2, 5.88%, 6/25/2059[1,3]	$59,222
396,854	Series 2025-1A, Class A2, 5.12%, 3/25/2060[1,3]	398,644
154,590	HERO Funding Trust Series 2015-2A, Class A, 3.99%, 9/20/2040[1,3]	150,636
	HPEFS Equipment Trust
954,809	Series 2023-2A, Class C, 6.48%, 1/21/2031[1,3]	957,455
1,000,000	Series 2025-2A, Class A2, 4.07%, 11/22/2032[1,3]	1,001,071
807,000	Series 2025-2A, Class C, 4.41%, 11/22/2032[1,3]	807,201
	JP Morgan Mortgage Trust
1,330,713	Series 2023-HE3, Class M2, 6.42% (30-Day SOFR Average+250 basis points), 5/20/2054[1,2,3]	1,340,418
493,333	Series 2024-HE3, Class M2, 5.92% (30-Day SOFR Average+200 basis points), 2/25/2055[1,2,3]	495,359
907,784	Series 2025-HE1, Class M2, 5.67% (30-Day SOFR Average+175 basis points), 7/20/2055[1,2,3]	908,582
1,500,000	Magnetite XXXVII Ltd. Series 2023-37A, Class XR, 4.70% (3-Month Term SOFR+80 basis points), 10/25/2038[1,2,3]	1,499,823
2,000,000	Navient Private Education Refi Loan Trust Series 2019-CA, Class B, 3.67%, 2/15/2068[1,3]	1,912,254
1,600,000	Neuberger Berman CLO Ltd. Series 2017-16SA, Class XR2, 4.85% (3-Month Term SOFR+95 basis points), 4/15/2039[1,2,3]	1,600,103
1,500,000	Octagon Ltd. Series 2023-2A, Class XR, 4.93% (3-Month Term SOFR+105 basis points), 4/20/2038[1,2,3]	1,500,159
2,000,000	Park Avenue Institutional Advisers CLO Ltd. Series 2019-2A, Class A2R, 5.87% (3-Month Term SOFR+196 basis points), 10/15/2034[1,2,3]	2,004,771
583,333	Regatta VIII Funding Ltd. Series 2017-1A, Class X, 4.98% (3-Month Term SOFR+110 basis points), 4/17/2037[1,2,3]	583,368
2,000,000	Regatta XXIII Funding Ltd. Series 2021-4A, Class XR, 4.78% (3-Month Term SOFR+85 basis points), 10/15/2038[1,2,3]	1,999,974
2,250,000	Regatta XXVI Funding Ltd. Series 2023-2A, Class XR, 4.60% (3-Month Term SOFR+85 basis points), 1/25/2039[1,2,3]	2,251,210
1,000,000	Santander Drive Auto Receivables Trust Series 2022-5, Class D, 5.67%, 12/16/2030[1]	1,009,560
1,500,000	Sixth Street CLO Ltd. Series 2019-13A, Class XR, 4.82% (3-Month Term SOFR+95 basis points), 1/21/2038[1,2,3]	1,500,090
1,133,763	Store Master Funding Series 2018-1A, Class A2, 4.29%, 10/20/2048[1,3]	1,128,628
2,000,000	Toyota Auto Receivables Owner Trust Series 2025-D, Class A2A, 3.89%, 8/15/2028[1]	2,002,174

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	Tricon American Homes Trust
$982,316	Series 2019-SFR1, Class A, 2.75%, 3/17/2038[3]	$978,343
1,000,000	Series 2020-SFR1, Class C, 2.25%, 7/17/2038[3]	985,678
1,500,000	Venture CLO Ltd. Series 2019-36A, Class A2R, 5.55% (3-Month Term SOFR+166 basis points), 4/20/2032[1,2,3]	1,501,088
2,000,000	Vibrant CLO Ltd. Series 2019-11A, Class A2R, 5.85% (3-Month Term SOFR+196 basis points), 7/20/2032[1,2,3]	2,006,350
1,746,743	Westlake Automobile Receivables Trust Series 2025-3A, Class A1, 4.28%, 10/15/2026[1,3]	1,747,583
	TOTAL ASSET-BACKED SECURITIES
	(Cost $57,120,941)	57,110,152

	BANK LOANS — 2.6%
942,097	1011778 BC ULC 5.71% (1-Month Term SOFR+175 basis points), 9/23/2030[1,2,5,6]	944,452
1,315,760	Charter Communications Operating LLC 7.33% (3-Month Term SOFR+200 basis points), 12/9/2030[1,2,5]	1,316,023
217,000	Chobani LLC 6.17% (1-Month Term SOFR+225 basis points), 10/28/2032[1,2]	218,356
1,039,100	Genesee & Wyoming, Inc. 5.42% (3-Month Term SOFR+200 basis points), 4/10/2031[1,2,5]	1,040,227
265,990	Hilcorp Energy I LP 5.74% (1-Month Term SOFR+200 basis points), 2/5/2030[5]	266,823
144,189	ICON Luxembourg Sarl PLC 5.67% (3-Month Term SOFR+200 basis points), 7/3/2028[1,2,5,6]	145,609
989,899	Iron Mountain Information Management LLC 5.92% (1-Month Term SOFR+225 basis points), 1/31/2031[1,2,5]	991,136
738,678	Medline Borrower LP 5.92% (1-Month Term SOFR+200 basis points), 10/23/2030[1,2]	742,257
35,925	PRA Health Sciences, Inc. 5.67% (3-Month Term SOFR+200 basis points), 7/3/2028[1,2,5]	36,278
1,049,072	Quikrete Holdings, Inc. 6.56% (1-Month Term SOFR+225 basis points), 2/10/2032[1,2,5]	1,053,494
217,000	Raising Cane's Restaurants LLC 6.01% (1-Month Term SOFR+200 basis points), 11/3/2032[1,2]	217,746
403,920	Ryan Specialty LLC 5.92% (1-Month Term SOFR+225 basis points), 9/15/2031[1,2,5]	405,142
1,240,895	SBA Senior Finance LLC 6.07% (1-Month Term SOFR+200 basis points), 1/27/2031[1,2,5]	1,247,137
1,128,981	Vistra Operations Co. LLC 5.91% (1-Month Term SOFR+175 basis points), 12/20/2030[5]	1,136,043
263,000	XPO, Inc. 5.71% (1-Month Term SOFR+200 basis points), 2/28/2031[1,2,5]	264,041
	TOTAL BANK LOANS
	(Cost $9,958,489)	10,024,764

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.0%
	Angel Oak Mortgage Trust
$88,060	Series 2019-5, Class A3, 2.92%, 10/25/2049[1,3,4]	$87,251
2,000,000	Series 2020-R1, Class B1, 3.67%, 4/25/2053[1,3,4]	1,837,262
38,670	Series 2019-6, Class A3, 2.93%, 11/25/2059[1,3,4]	38,329
100,012	Series 2020-1, Class A3, 2.77%, 12/25/2059[1,3,4]	97,974
1,332,800	Series 2020-3, Class B2, 5.32%, 4/25/2065[1,3,4]	1,305,370
183,125	Series 2020-5, Class A3, 2.04%, 5/25/2065[1,3,4]	177,917
724,446	Series 2020-4, Class M1, 3.80%, 6/25/2065[1,3,4]	700,394
1,290,192	Arroyo Mortgage Trust Series 2019-2, Class M1, 4.76%, 4/25/2049[1,3,4]	1,255,272
	BRAVO Residential Funding Trust
85,954	Series 2021-NQM2, Class A2, 1.28%, 3/25/2060[1,3,4]	84,173
1,286,842	Series 2021-NQM3, Class B1, 3.91%, 4/25/2060[1,3,4]	1,198,830
	Citigroup Mortgage Loan Trust, Inc.
471,385	Series 2015-RP2, Class B4, 4.25%, 1/25/2053[1,3]	461,871
34,981	Series 2018-RP1, Class A1, 3.00%, 9/25/2064[1,3,4]	34,536
1,077,601	COLT Mortgage Loan Trust Series 2021-4, Class A3, 1.65%, 10/25/2066[1,3,4]	927,011
995,053	CSMC Trust Series 2019-AFC1, Class M1, 3.06%, 7/25/2049[1,3,4]	828,477
	Deephaven Residential Mortgage Trust
652,573	Series 2021-3, Class A1, 1.19%, 8/25/2066[1,3,4]	581,024
646,209	Series 2021-3, Class A3, 1.55%, 8/25/2066[1,3,4]	576,098
396,670	Series 2021-4, Class A3, 2.24%, 11/25/2066[1,3,4]	352,776
597,532	Series 2022-1, Class A1, 2.21%, 1/25/2067[1,3,4]	562,150
	Ellington Financial Mortgage Trust
1,772,792	Series 2020-1, Class A2, 3.15%, 5/25/2065[1,3,4]	1,754,997
68,342	Series 2020-2, Class A2, 1.49%, 10/25/2065[1,3,4]	65,080
225,435	Series 2021-1, Class A3, 1.11%, 2/25/2066[1,3,4]	198,898
1,275,000	Mill City Mortgage Trust Series 2015-1, Class B1, 3.71%, 6/25/2056[1,3,4]	1,248,680
	New Residential Mortgage Loan Trust
72,426	Series 2020-NQM1, Class A2, 2.72%, 1/26/2060[1,3,4]	68,795
144,852	Series 2020-NQM1, Class A3, 2.77%, 1/26/2060[1,3,4]	137,425
1,127,740	NLT Trust Series 2021-INV2, Class A3, 1.52%, 8/25/2056[1,3,4]	999,414
	Residential Mortgage Loan Trust
2,400,615	Series 2020-2, Class A3, 2.91%, 5/25/2060[1,3,4]	2,351,580
833,333	Series 2020-2, Class M1, 3.56%, 5/25/2060[1,3,4]	802,605
58,106	Series 2021-1R, Class A3, 1.20%, 1/25/2065[1,3,4]	56,383
	SG Residential Mortgage Trust
886,619	Series 2021-1, Class A3, 1.56%, 7/25/2061[1,3,4]	741,055
1,418,858	Series 2020-2, Class M1, 3.19%, 5/25/2065[1,3,4]	1,301,995
1,200,000	Series 2020-2, Class B1, 4.25%, 5/25/2065[1,3,4]	1,118,759
	Starwood Mortgage Residential Trust
600,279	Series 2021-4, Class A1, 1.16%, 8/25/2056[1,3,4]	535,998
313,982	Series 2021-4, Class A3, 1.58%, 8/25/2056[1,3,4]	282,041

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$288,355	Series 2021-1, Class A1, 1.22%, 5/25/2065[1,3,4]	$272,120
501,479	TRK Trust Series 2021-INV1, Class A3, 1.56%, 7/25/2056[1,3,4]	449,308
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $25,513,927)	23,491,848

	COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.8%
465,104	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A3, 3.31%, 2/15/2050[1]	461,353
	Benchmark Mortgage Trust
1,500,000	Series 2018-B5, Class A4, 4.21%, 7/15/2051[1]	1,497,507
1,000,000	Series 2019-B12, Class A4, 2.86%, 8/15/2052[1]	957,997
1,500,000	BFLD Trust Series 2020-EYP, Class D, 6.82% (1-Month Term SOFR+307 basis points), 10/15/2035[2,3,7]	0
	BX Trust
1,200,000	Series 2021-LBA, Class FJV, 6.27% (1-Month Term SOFR+252 basis points), 2/15/2036[2,3]	1,199,275
948,972	Series 2021-LBA, Class FV, 6.27% (1-Month Term SOFR+251 basis points), 2/15/2036[2,3]	948,399
1,500,000	Series 2021-PAC, Class F, 6.26% (1-Month Term SOFR+251 basis points), 10/15/2036[2,3]	1,498,129
1,050,000	Series 2021-XL2, Class F, 6.11% (1-Month Term SOFR+236 basis points), 10/15/2038[2,3]	1,048,048
770,000	Series 2022-LP2, Class E, 6.36% (1-Month Term SOFR+261 basis points), 2/15/2039[2,3]	769,040
700,000	Series 2024-XL5, Class C, 5.69% (1-Month Term SOFR+194 basis points), 3/15/2041[2,3]	700,864
721,211	Series 2024-CNYN, Class C, 5.69% (1-Month Term SOFR+194 basis points), 4/15/2041[2,3]	722,995
1,922,000	Series 2025-VOLT, Class C, 6.10% (1-Month Term SOFR+235 basis points), 12/15/2044[2,3]	1,925,317
	CD Mortgage Trust
998,934	Series 2017-CD5, Class A3, 3.17%, 8/15/2050[1]	983,851
1,000,000	Series 2017-CD6, Class A5, 3.46%, 11/13/2050[1]	987,655
1,550,000	CFCRE Commercial Mortgage Trust Series 2016-C7, Class A3, 3.84%, 12/10/2054[1]	1,539,985
2,000,000	Citigroup Commercial Mortgage Trust Series 2016-P6, Class A5, 3.72%, 12/10/2049[1,4]	1,965,660
1,000,000	DBJPM Mortgage Trust Series 2016-C3, Class A5, 2.89%, 8/10/2049[1]	992,402
	DC Commercial Mortgage Trust
1,415,000	Series 2023-DC, Class A, 6.31%, 9/12/2040[3]	1,457,272
605,000	Series 2023-DC, Class B, 6.80%, 9/12/2040[3]	623,630
	Freddie Mac Multifamily Structured Pass-Through Certificates
109,436	Series K046, Class X3, 3.40%, 4/25/2043[1,4,8]	1
131,533	Series K052, Class X3, 3.86%, 1/25/2044[1,4,8]	1

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$1,721,882	Series K097, Class X3, 2.02%, 9/25/2046[1,4,8]	$112,484
	Government National Mortgage Association
2,120,771	Series 2013-139, Class IO, 0.35%, 10/16/2054[1,4,8]	50,381
223,393	Series 2013-175, Class IO, 0.13%, 5/16/2055[1,4,8]	300
132,296	Series 2014-120, Class IO, 0.40%, 4/16/2056[1,4,8]	1,128
2,139,744	Series 2017-185, Class IO, 0.55%, 4/16/2059[1,4,8]	74,089
2,787,557	Series 2017-169, Class IO, 0.52%, 1/16/2060[1,4,8]	76,329
1,921,198	Series 2018-41, Class IO, 0.56%, 5/16/2060[1,4,8]	61,104
3,282,127	Series 2018-52, Class IO, 0.59%, 7/16/2060[1,4,8]	138,640
1,044,908	Series 2019-8, Class IO, 0.76%, 11/16/2060[1,4,8]	55,654
16,504,690	Series 2020-8, Class IO, 0.53%, 1/16/2062[1,4,8]	506,752
	GS Mortgage Securities Trust
810,000	Series 2023-SHIP, Class A, 4.32%, 9/10/2038[3,4]	808,793
984,312	Series 2016-GS4, Class A3, 3.18%, 11/10/2049[1]	978,108
1,439,000	Series 2016-GS4, Class A4, 3.44%, 11/10/2049[1,4]	1,430,032
1,610,000	Series 2017-GS7, Class A4, 3.43%, 8/10/2050[1]	1,589,817
1,064,938	Series 2018-GS9, Class A3, 3.73%, 3/10/2051[1]	1,055,100
537,553	GS Mortgage-Backed Securities Trust Series 2024-HE2, Class A1, 5.37% (30-Day SOFR Average+150 basis points), 1/25/2055[1,2,3]	538,385
1,675,000	LCCM Mortgage Trust Series 2017-LC26, Class A4, 3.55%, 7/12/2050[1,3]	1,652,421
1,050,000	Life Mortgage Trust Series 2021-BMR, Class F, 6.21% (1-Month Term SOFR+246 basis points), 3/15/2038[2,3]	1,023,199
480,000	MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 6.47% (1-Month Term SOFR+272 basis points), 4/15/2038[2,3]	480,598
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32, Class A4, 3.72%, 12/15/2049[1]	992,023
1,000,000	NYCT Trust Series 2024-3ELV, Class A, 5.74% (1-Month Term SOFR+199 basis points), 8/15/2029[2,3]	1,002,908
1,500,000	SMRT Series 2022-MINI, Class E, 6.45% (1-Month Term SOFR+270 basis points), 1/15/2039[2,3]	1,492,520
1,174,378	SREIT Trust Series 2021-MFP, Class F, 6.49% (1-Month Term SOFR+274 basis points), 11/15/2038[2,3]	1,173,651
	UBS Commercial Mortgage Trust
865,000	Series 2017-C2, Class A4, 3.49%, 8/15/2050[1]	855,705
1,400,000	Series 2017-C5, Class A5, 3.47%, 11/15/2050[1]	1,374,584
1,000,000	Series 2018-C10, Class A4, 4.31%, 5/15/2051[1]	998,475
1,000,000	Series 2019-C16, Class A4, 3.60%, 4/15/2052[1]	969,094
11,347,151	Series 2019-C18, Class XA, 0.98%, 12/15/2052[1,4,8]	314,679
	Wells Fargo Commercial Mortgage Trust
450,000	Series 2016-C35, Class A4, 2.93%, 7/15/2048[1]	446,360

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$1,169,986	Series 2016-LC24, Class A4, 2.94%, 10/15/2049[1]	$1,159,871
1,500,000	Series 2016-NXS6, Class A4, 2.92%, 11/15/2049[1]	1,486,964
1,000,000	Series 2017-C39, Class A5, 3.42%, 9/15/2050[1]	982,675
500,000	Series 2019-C50, Class A5, 3.73%, 5/15/2052[1]	488,335
1,500,000	Series 2016-LC25, Class A4, 3.64%, 12/15/2059[1]	1,487,382
	WFRBS Commercial Mortgage Trust
2,829,420	Series 2014-C21, Class XB, 0.45%, 8/15/2047[1,4,8]	5,715
6,400,000	Series 2014-C22, Class XB, 0.42%, 9/15/2057[1,4,8]	24,186
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $46,839,739)	46,167,822

	CORPORATE BONDS — 26.7%
	COMMUNICATIONS — 1.3%
1,000,000	Alphabet, Inc. 4.23% (SOFR+52 basis points), 11/15/2028[2]	1,010,092
1,000,000	NBN Co., Ltd. 4.00%, 10/1/2027[1,3,6]	997,873
500,000	Netflix, Inc. 4.37%, 11/15/2026	502,603
1,000,000	NTT Finance Corp. 4.62%, 7/16/2028[3,6]	1,013,639
1,505,000	T-Mobile USA, Inc. 2.25%, 2/15/2026[1]	1,501,560
		5,025,767
	CONSUMER DISCRETIONARY — 2.2%
750,000	American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028[1,3]	744,854
	General Motors Financial Co., Inc.
1,000,000	5.40%, 5/8/2027	1,016,484
1,000,000	5.35%, 7/15/2027	1,017,499
1,000,000	5.18% (SOFR Index+117 basis points), 4/4/2028[2]	1,003,685
1,000,000	5.35%, 1/7/2030[1]	1,033,403
	Hyundai Capital America
1,000,000	4.70% (SOFR+99 basis points), 3/25/2027[2,3]	1,004,122
1,000,000	4.30%, 9/24/2027[3]	1,003,004
150,000	Taylor Morrison Communities, Inc. 5.75%, 1/15/2028[1,3]	152,639
480,000	United Airlines, Inc. 4.38%, 4/15/2026[1,3]	479,400
1,000,000	Volkswagen Group of America Finance LLC 4.90%, 8/14/2026[3]	1,004,007
		8,459,097
	CONSUMER STAPLES — 0.5%
	Philip Morris International, Inc.
1,000,000	4.37%, 11/1/2027	1,009,763

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
$1,000,000	4.37% (SOFR+66 basis points), 10/27/2028[2]	$1,001,013
		2,010,776
	ENERGY — 1.0%
529,000	Buckeye Partners LP 3.95%, 12/1/2026[1]	523,287
1,000,000	Chevron USA, Inc. 4.31% (SOFR Index+47 basis points), 2/26/2028[2]	1,003,789
149,000	DCP Midstream Operating LP 5.62%, 7/15/2027[1]	151,835
303,000	EnerSys 4.38%, 12/15/2027[1,3]	300,955
1,000,000	Kinder Morgan, Inc. 5.15%, 6/1/2030[1]	1,034,957
1,000,000	ONEOK, Inc. 4.25%, 9/24/2027[1]	1,003,482
		4,018,305
	FINANCIALS — 14.4%
1,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.87%, 4/1/2028[1,6]	1,016,869
1,000,000	Avolon Holdings Funding Ltd. 4.95%, 1/15/2028[1,3,6]	1,012,112
	Bank of America Corp.
1,500,000	1.73% (SOFR+96 basis points), 7/22/2027[1,4]	1,480,956
1,000,000	4.54% (SOFR+83 basis points), 1/24/2029[1,2]	1,001,313
1,000,000	4.98% (SOFR+83 basis points), 1/24/2029[1,4]	1,018,993
1,500,000	5.82% (SOFR+157 basis points), 9/15/2029[1,4]	1,565,076
1,000,000	Bank of Montreal 4.45% (SOFR Index+75 basis points), 9/22/2028[1,2,6]	1,001,529
1,000,000	Bank of New York Mellon 4.73% (SOFR+114 basis points), 4/20/2029[1,4]	1,016,463
1,000,000	Bank of Nova Scotia 4.47% (SOFR+76 basis points), 9/15/2028[1,2,6]	1,000,852
1,000,000	Barclays PLC 5.09% (SOFR+96 basis points), 2/25/2029[1,4,6]	1,019,380
1,000,000	Capital One Financial Corp. 5.70% (SOFR+190 basis points), 2/1/2030[1,4]	1,040,407
	Citigroup, Inc.
1,000,000	4.79% (SOFR+87 basis points), 3/4/2029[1,4]	1,014,620
1,000,000	5.17% (SOFR+146 basis points), 5/7/2031[1,2]	1,015,068
914,000	Danske Bank A/S 5.02% (USD 1 Year Tsy+93 basis points), 3/4/2031[1,3,4,6]	934,186
	Deutsche Bank A.G.
835,000	5.71% (SOFR+159 basis points), 2/8/2028[1,4,6]	848,178
1,000,000	5.37% (SOFR+121 basis points), 1/10/2029[1,4,6]	1,020,837

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Goldman Sachs Group, Inc.
$1,000,000	5.41% (SOFR+75 basis points), 5/21/2027[1,4]	$1,005,205
1,000,000	4.94% (SOFR+132 basis points), 4/23/2028[1,4]	1,011,578
1,000,000	4.63% (SOFR+92 basis points), 10/21/2029[1,2]	1,000,568
1,000,000	5.73% (SOFR+126 basis points), 4/25/2030[1,4]	1,045,380
	HSBC Holdings PLC
2,000,000	4.90% (SOFR+103 basis points), 3/3/2029[1,4,6]	2,029,776
1,000,000	5.00% (SOFR+129 basis points), 3/3/2031[1,2,6]	1,007,210
	ING Groep N.V.
1,800,000	4.73% (SOFR Index+101 basis points), 3/25/2029[1,2,6]	1,808,111
1,000,000	4.86% (SOFR+101 basis points), 3/25/2029[1,4,6]	1,015,184
2,000,000	JPMorgan Chase & Co. 4.57% (SOFR+86 basis points), 10/22/2028[1,2]	2,009,892
	MassMutual Global Funding II
1,000,000	5.10%, 4/9/2027[3]	1,014,707
1,000,000	4.45%, 3/27/2028[3]	1,010,628
	Morgan Stanley Bank N.A.
2,000,000	4.68% (SOFR+69 basis points), 10/15/2027[1,2]	2,004,050
665,000	4.97% (SOFR+93 basis points), 7/14/2028[1,4]	674,394
1,000,000	5.02% (SOFR+91 basis points), 1/12/2029[1,4]	1,018,693
1,000,000	5.17% (SOFR+145 basis points), 1/16/2030[1,4]	1,027,212
2,000,000	National Bank of Canada 4.70% (SOFR+56 basis points), 3/5/2027[1,4,6]	2,001,842
1,000,000	NatWest Markets PLC 4.51% (SOFR+80 basis points), 11/6/2028[2,3,6]	1,001,340
1,000,000	New York Life Global Funding 4.37% (SOFR+66 basis points), 7/25/2028[2,3]	1,001,568
1,000,000	Northwestern Mutual Global Funding 4.49%, 3/21/2028[3]	1,011,181
	Penske Truck Leasing Co. LP / PTL Finance Corp.
940,000	5.75%, 5/24/2026[1,3]	944,547
1,266,000	6.05%, 8/1/2028[1,3]	1,319,360
1,000,000	PNC Bank N.A. 4.21% (SOFR+50 basis points), 1/15/2027[1,2]	1,001,091
1,000,000	Pricoa Global Funding 4.40%, 8/27/2027[3]	1,009,053
500,000	Principal Life Global Funding 4.60%, 8/19/2027[3]	504,758
1,000,000	Royal Bank of Canada 4.41% (SOFR+70 basis points), 11/3/2028[1,2,6]	1,000,871
1,000,000	State Street Corp. 4.66% (SOFR+95 basis points), 4/24/2028[1,2]	1,006,113
1,000,000	Sumitomo Mitsui Trust Bank Ltd. 4.46% (SOFR+75 basis points), 9/11/2028[2,3,6]	1,003,330
2,000,000	Toronto-Dominion Bank 4.46% (SOFR+75 basis points), 10/13/2028[2,6]	2,002,678
	UBS A.G.

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$1,000,000	4.86% (SOFR+72 basis points), 1/10/2028[1,4,6]	$1,008,483
1,500,000	5.62% (USISSO01+134 basis points), 9/13/2030[1,3,4,6]	1,567,425
800,000	VICI Properties LP / VICI Note Co., Inc. 4.25%, 12/1/2026[1,3]	799,929
	Wells Fargo & Co.
1,000,000	4.97% (SOFR+137 basis points), 4/23/2029[1,4]	1,018,937
1,000,000	5.24% (SOFR+111 basis points), 1/24/2031[1,4]	1,036,170
		55,928,103
	HEALTH CARE — 2.2%
1,165,000	CVS Health Corp. 4.30%, 3/25/2028[1]	1,169,167
1,000,000	GlaxoSmithKline Capital PLC 4.21% (SOFR+50 basis points), 3/12/2027[2,6]	1,003,387
	HCA, Inc.
1,000,000	5.37%, 9/1/2026[1]	1,002,180
1,000,000	4.58% (SOFR+87 basis points), 3/1/2028[1,2]	1,006,463
	IQVIA, Inc.
510,000	5.00%, 10/15/2026[1,3]	509,740
1,000,000	5.00%, 5/15/2027[1,3]	999,446
1,500,000	Merck & Co., Inc. 4.28% (SOFR+57 basis points), 3/15/2029[2]	1,503,213
1,000,000	Novartis Capital Corp. 4.23% (SOFR+52 basis points), 11/5/2028[2]	1,003,890
452,000	Tenet Healthcare Corp. 4.38%, 1/15/2030[1]	443,490
		8,640,976
	INDUSTRIALS — 0.4%
1,000,000	BAE Systems PLC 5.12%, 3/26/2029[1,3,6]	1,028,465
250,000	Vertiv Group Corp. 4.13%, 11/15/2028[1,3]	246,930
400,000	XPO, Inc. 6.25%, 6/1/2028[1,3]	407,831
		1,683,226
	MATERIALS — 1.6%
1,000,000	Amrize Finance U.S. LLC 4.60%, 4/7/2027	1,006,707
	Glencore Funding LLC
1,500,000	4.77% (SOFR Index+75 basis points), 10/1/2026[2,3]	1,501,692
1,000,000	5.34%, 4/4/2027[3]	1,015,610
	Rio Tinto Finance USA PLC
1,000,000	4.37%, 3/12/2027[6]	1,006,787
1,000,000	4.54% (SOFR Index+84 basis points), 3/14/2028[2,6]	1,008,260

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$536,000	SNF Group SACA 3.13%, 3/15/2027[1,3,6]	$526,624
		6,065,680
	TECHNOLOGY — 1.9%
1,500,000	Dell International LLC / EMC Corp. 4.75%, 4/1/2028[1]	1,521,801
	Hewlett Packard Enterprise Co.
1,000,000	4.45%, 9/25/2026	1,002,911
1,000,000	4.55%, 10/15/2029[1]	1,008,545
1,000,000	Oracle Corp. 3.25%, 11/15/2027[1]	978,413
	Synopsys, Inc.
1,500,000	4.55%, 4/1/2027	1,510,707
1,500,000	4.65%, 4/1/2028[1]	1,520,505
		7,542,882
	UTILITIES — 1.2%
800,000	Consolidated Edison Co. of New York, Inc. 4.39% (SOFR Index+52 basis points), 11/18/2027[2]	801,355
1,000,000	Georgia Power Co. 3.98% (SOFR Index+28 basis points), 9/15/2026[2]	999,982
	NextEra Energy Capital Holdings, Inc.
1,000,000	4.68%, 9/1/2027	1,012,078
1,000,000	4.85%, 2/4/2028	1,018,738
903,000	Public Service Enterprise Group, Inc. 4.90%, 3/15/2030[1]	924,108
		4,756,261
	TOTAL CORPORATE BONDS
	(Cost $102,961,761)	104,131,073

	MUNICIPAL BONDS — 0.3%
1,000,000	New Jersey Transportation Trust Fund Authority 4.61%, 6/15/2026	1,003,498
	TOTAL MUNICIPAL BONDS
	(Cost $1,000,000)	1,003,498

	U.S. GOVERNMENT AND AGENCIES — 23.4%
	United States Treasury Note
5,000,000	4.50%, 3/31/2026	5,010,545
5,000,000	4.13%, 6/15/2026	5,013,905
10,000,000	4.62%, 9/15/2026	10,073,050
10,000,000	4.25%, 3/15/2027	10,085,160
10,000,000	4.13%, 9/30/2027	10,108,200
10,000,000	4.00%, 2/29/2028	10,106,250
10,000,000	4.37%, 11/30/2028	10,230,470

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT AND AGENCIES (Continued)
$10,000,000	4.00%, 1/31/2029	$10,131,250
10,000,000	4.25%, 2/28/2029	10,206,640
10,000,000	4.00%, 7/31/2029	10,134,770
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $89,739,424)	91,100,240

Number of Shares
	SHORT-TERM INVESTMENTS — 13.8%
53,805,826	Goldman Sachs Financial Square Government Fund - Institutional Class 3.64%[9]	53,805,826
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $53,805,826)	53,805,826
	TOTAL INVESTMENTS — 99.2%
	(Cost $386,940,107)	386,835,223
	Other Assets in Excess of Liabilities — 0.8%	3,195,571
	TOTAL NET ASSETS — 100.0%	$390,030,794

ULC – Unlimited Liability Corporation

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

IO – Interest Only

[1]	Callable.
[2]	Floating rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $110,938,085, which represents 28.4% of total net assets of the Fund.
[4]	Variable rate security. Rate shown is the rate in effect as of December 31, 2025.
[5]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[6]	Foreign security denominated in U.S. Dollars.
[7]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[8]	Interest-only security.
[9]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2025 (Unaudited)

Assets:
Investments, at value (cost $386,940,107)	$386,835,223
Cash	170,648
Receivables:
Investment securities sold	7,051
Fund shares sold	524,244
Dividends and interest	3,133,553
Prepaid expenses	28,041
Total assets	390,698,760

Liabilities:
Payables:
Fund shares redeemed	300,296
Advisory fees	98,978
Shareholder servicing fees (Note 7)	66,906
Distribution fees - Class A & C (Note 8)	10,408
Fund accounting and administration fees	76,394
Transfer agent fees and expenses	22,752
Custody fees	16,524
Trustees' deferred compensation (Note 3)	36,241
Auditing fees	13,182
Trustees' fees and expenses	5,950
Chief Compliance Officer fees	5,101
Accrued other expenses	15,234
Total liabilities	667,966
Commitments and contingencies (Note 3)
Net Assets	$390,030,794

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$394,592,042
Total distributable earnings (accumulated deficit)	(4,561,248)
Net Assets	$390,030,794

Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$43,906,328
Number of shares issued and outstanding	4,336,900
Net asset value per share[1]	$10.12
Maximum sales charge (2.50% of offering price)[2]	0.26
Maximum offering price to public	$10.38
Class C Shares:
Net assets applicable to shares outstanding	$1,399,526
Number of shares issued and outstanding	138,608
Net asset value per share[3]	$10.10
Class I Shares:
Net assets applicable to shares outstanding	$344,724,940
Number of shares issued and outstanding	34,006,673
Net asset value per share	$10.14

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder's fee was paid on certain redemptions of such shares within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

STATEMENT OF OPERATIONS

For the Six Months Ended  December 31, 2025 (Unaudited)

Investment income:
Interest	$8,479,387
Total investment income	8,479,387
Expenses:
Advisory fees	694,182
Shareholder servicing fees (Note 7)	172,337
Distribution fees - Class A (Note 8)	49,198
Distribution fees - Class C (Note 8)	7,472
Fund accounting and administration fees	198,526
Transfer agent fees and expenses	38,459
Custody fees	20,287
Shareholder reporting fees	28,093
Registration fees	24,047
Legal fees	21,197
Auditing fees	13,580
Chief Compliance Officer fees	13,265
Trustees' fees and expenses	12,760
Miscellaneous	4,025
Insurance fees	3,271
Total expenses	1,300,699
Advisory fees recovered (waived)	(165,805)
Net expenses	1,134,894
Net investment income (loss)	7,344,493

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(30,521)
Total net realized gain (loss) on:	(30,521)
Net change in unrealized appreciation (depreciation) on:
Investments	1,524,304
Net change in unrealized appreciation (depreciation)	1,524,304
Net realized and unrealized gain (loss)	1,493,783
Net Increase (Decrease) in Net Assets from Operations	$8,838,276

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2025 (Unaudited)	For the Year Ended June 30, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$7,344,493	$14,187,742
Net realized gain (loss) on investments	(30,521)	(171,255)
Net change in unrealized appreciation (depreciation) on investments	1,524,304	6,581,319
Net increase (decrease) in net assets resulting from operations	8,838,276	20,597,806

Distributions to Shareholders:
Distributions:
Class A	(891,338)	(1,335,880)
Class C	(27,005)	(63,476)
Class I	(7,756,113)	(13,240,274)
Total distributions to shareholders	(8,674,456)	(14,639,630)

Capital Transactions:
Net proceeds from shares sold:
Class A	18,014,957	10,173,316
Class C	10,009	20,000
Class I	70,108,313	154,709,361
Reinvestment of distributions:
Class A	818,364	1,137,982
Class C	25,221	58,394
Class I	7,717,202	13,196,203
Cost of shares redeemed:
Class A1	(7,293,340)	(13,015,886)
Class C	(308,316)	(483,086)
Class I2	(48,334,453)	(176,900,884)
Net increase (decrease) in net assets from capital transactions	40,757,957	(11,104,600)

Total increase (decrease) in net assets	40,921,777	(5,146,424)

Net Assets:
Beginning of period	349,109,017	354,255,441
End of period	$390,030,794	$349,109,017
Capital Share Transactions:
Shares sold:
Class A	1,778,812	1,015,746
Class C	991	1,998
Class I	6,919,339	15,421,877
Shares reinvested:
Class A	81,021	113,755
Class C	2,504	5,853
Class I	763,109	1,317,607
Shares redeemed:
Class A	(721,034)	(1,297,286)
Class C	(30,619)	(48,317)
Class I	(4,769,799)	(17,620,137)
Net increase (decrease) in capital share transactions	4,024,324	(1,088,904)

[1]	Net of redemption fee proceeds of $25 and $(10), respectively.
[2]	Net of redemption fee proceeds of $10 and $111, respectively.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2025	For the Year Ended June 30,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.12	$9.95	$9.81	$9.76	$10.10	$9.98
Income from Investment Operations:
Net investment income (loss) [1]	0.19	0.39	0.41	0.30	0.08	0.09
Net realized and unrealized gain (loss)	0.04	0.18	0.15	0.04	(0.35)	0.13
Total from investment operations	0.23	0.57	0.56	0.34	(0.27)	0.22

Less Distributions:
From net investment income	(0.23)	(0.40)	(0.42)	(0.29)	(0.07)	(0.10)
Total distributions	(0.23)	(0.40)	(0.42)	(0.29)	(0.07)	(0.10)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$10.12	$10.12	$9.95	$9.81	$9.76	$10.10

Total return[3]	2.30%[4]	5.85%	5.83%	3.52%	(2.65)%	2.24%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$43,906	$32,358	$33,504	$45,645	$97,925	$126,051

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.93%[5]	0.93%[6]	0.88%	0.84%	0.81%	0.84%
After fees waived and expenses absorbed/recovered	0.84%[5]	0.84%[6]	0.84%	0.84%	0.84%	0.84%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.71%[5]	3.75%	4.12%	3.06%	0.79%	0.94%
After fees waived and expenses absorbed/recovered	3.80%[5]	3.84%	4.16%	3.06%	0.76%	0.94%
Portfolio turnover rate	15%[4]	40%	33%	12%	37%	38%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 2.50% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder's fee was paid on certain redemptions of Class A shares made within 18 months of the date of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended June 30, 2025.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2025	For the Year Ended June 30,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.08	$9.92	$9.78	$9.73	$10.08	$9.96
Income from Investment Operations:
Net investment income (loss) [1]	0.16	0.31	0.34	0.22	-2	0.02
Net realized and unrealized gain (loss)	0.04	0.18	0.14	0.04	(0.34)	0.13
Total from investment operations	0.20	0.49	0.48	0.26	(0.34)	0.15

Less Distributions:
From net investment income	(0.18)	(0.33)	(0.34)	(0.21)	(0.01)	(0.03)
Total distributions	(0.18)	(0.33)	(0.34)	(0.21)	(0.01)	(0.03)

Redemption fee proceeds[1]	-	-	- [2]	- [2]	-	-

Net asset value, end of period	$10.10	$10.08	$9.92	$9.78	$9.73	$10.08

Total return[3]	2.04%[4]	5.00%	5.04%	2.75%	(3.42)%	1.47%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,400	$1,671	$2,046	$3,258	$4,514	$5,875

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.68%[5]	1.68%[6]	1.63%	1.59%	1.56%	1.59%
After fees waived and expenses absorbed/recovered	1.59%[5]	1.59%[6]	1.59%	1.59%	1.59%	1.59%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.96%[5]	3.00%	3.37%	2.31%	0.04%	0.19%
After fees waived and expenses absorbed/recovered	3.05%[5]	3.09%	3.41%	2.31%	0.01%	0.19%
Portfolio turnover rate	15%[4]	40%	33%	12%	37%	38%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended June 30, 2025.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2025	For the Year Ended June 30,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.13	$9.97	$9.82	$9.78	$10.11	$9.99
Income from Investment Operations:
Net investment income (loss) [1]	0.21	0.41	0.44	0.32	0.10	0.12
Net realized and unrealized gain (loss)	0.04	0.17	0.15	0.03	(0.33)	0.13
Total from investment operations	0.25	0.58	0.59	0.35	(0.23)	0.25

Less Distributions:
From net investment income	(0.24)	(0.42)	(0.44)	(0.31)	(0.10)	(0.13)
Total distributions	(0.24)	(0.42)	(0.44)	(0.31)	(0.10)	(0.13)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$10.14	$10.13	$9.97	$9.82	$9.78	$10.11

Total return[3]	2.55%[4]	6.00%	6.20%	3.67%	(2.30)%	2.48%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$344,725	$315,079	$318,705	$403,251	$444,545	$400,417

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.68%[5]	0.68%[6]	0.63%	0.59%	0.56%	0.59%
After fees waived and expenses absorbed/recovered	0.59%[5]	0.59%[6]	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.96%[5]	4.00%	4.37%	3.31%	1.04%	1.19%
After fees waived and expenses absorbed/recovered	4.05%[5]	4.09%	4.41%	3.31%	1.01%	1.19%

Portfolio turnover rate	15%[4]	40%	33%	12%	37%	38%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended June 30, 2025.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Unaudited)

Note 1 – Organization

AAM/HIMCO Short Duration Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to provide current income and long-term total return. The Fund’s inception date was June 30, 2014, but the Fund commenced investment operations on July 1, 2014. The Fund currently offers three classes of shares: Class A, Class C, and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Fund’s Advisor is deemed to be the Chief Operating Decision Maker with respect to the Fund's investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025 (Unaudited)

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Bank Loans

The Fund may purchase participations in commercial loans (bank loans). Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares in proportion to their relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025 (Unaudited)

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2025, and during the prior three open tax years the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.38% of the Fund’s average daily net assets. The Advisor has engaged Hartford Investment Management Company (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.84%, 1.59% and 0.59% of the average daily net assets of the Fund’s Class A, Class C and Class I Shares, respectively. This agreement is in effect until October 31, 2035, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended December 31, 2025, the Advisor waived a portion of its advisory fees totaling $165,805. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At December 31, 2025, the amount of these potentially recoverable expenses was $656,644. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

2026	$2,036
2027	173,122
2028	315,701
2029	165,805
Total	$656,644

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2025, are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2025, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31 2025, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2025, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$386,940,107

Gross unrealized appreciation	4,060,043
Gross unrealized depreciation	(4,164,927)

Net unrealized appreciation/(depreciation)	$(104,884)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,248,509
Undistributed long-term capital gains	-
Tax accumulated earnings	1,248,509

Accumulated capital and other losses	(4,311,888)
Unrealized appreciation/(depreciation) on investments	(1,629,188)
Unrealized Trustees’ deferred compensation	(32,501)
Total accumulated earnings/(deficit)	$(4,725,068)

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025 (Unaudited)

The tax character of the distributions paid during the fiscal years ended June 30, 2025 and June 30, 2024, were as follows:

Distributions paid from:	2025	2024
Ordinary income	$14,639,630	$17,740,379
Net long-term capital gains	-	-
Total distributions paid	$14,639,630	$17,740,379

At June 30, 2025, the Fund had an accumulated capital loss carry forward as follows:

Not Subject to Expiration:
Short-term	$1,401,138
Long-term	2,910,750
Total	$4,311,888

The fund utilized $0 of its capital loss carryforwards during the year ended June 30, 2025. To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended December 31, 2025 and the year ended June 30, 2025, the Fund received $35 and $101, respectively.

Note 6 – Investment Transactions

For the six months ended December 31, 2025, purchases and sales of investments, excluding short-term investments, forward contracts, futures contracts, options contracts and swap contracts were $50,875,100 and $47,260,418, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2025, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to the Fund’s Class A Shares and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees for the sale and distribution of the Fund’s Class A and Class C Shares and/or shareholder liaison service fees in connection with the provision of personal services to shareholders of each such Class and the maintenance of their shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the plan.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025 (Unaudited)

For the six months ended December 31, 2025, the Fund’s distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$57,110,152	$-	$57,110,152
Bank Loans	-	10,024,764	-	10,024,764
Collateralized Mortgage Obligations	-	23,491,848	-	23,491,848
Commercial Mortgage-Backed Securities[2]	-	46,167,822	0	46,167,822
Corporate Bonds[1]	-	104,131,073	-	104,131,073
Municipal Bonds	-	1,003,498	-	1,003,498
U.S. Government and Agencies	-	91,100,240	-	91,100,240
Short-Term Investments	53,805,826	-	-	53,805,826
Total Investments	$53,805,826	$333,029,397	$0	$386,835,223

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.

[2]	The Fund held Commercial Mortgage-Backed Securities with $0 market value at the beginning and ending of period with no activity during the period.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2025:

Asset Class	Fair Value at December 31, 2025	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Commercial Mortgage Backed Securities	$0	Asset Approach	Estimated Recovery Proceeds	$0	N/A	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Unfunded Commitments

The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities. As of December 31, 2025, the Fund did not have any unfunded commitments outstanding.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025 (Unaudited)

Note 12 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 13 – New Accounting Pronouncements and Regulatory Updates

In December 2023, the FASB issued Accounting Standards Updated 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund's financial statements.

Note 14 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

AAM/HIMCO Short Duration Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholder Meeting Results

Shareholders were asked to participate in a special meeting of shareholders on September 12, 2025 (the “Shareholder Meeting”) for the purpose of electing trustees. Each Nominee was approved by the affirmative vote of a plurality of the shares voting at the Shareholder Meeting. The final results of the Shareholder Meeting are reported in the following table.

Proposal : To elect the following as Trustees of the Trust:

	Voted For		Total Shares Outstanding	Voted Withheld		Total Shares Outstanding
Trustee Nominee Name	Shares	%	%	Shares	%	%
Ashley Toomey Rabun	827,129,737.221	93.884%	64.642%	53,885,229.201	6.116%	4.211%
William H. Young	829,469,192.220	94.150%	64.825%	51,545,774.202	5.850%	4.028%
James E. Ross	872,416,952.851	99.025%	68.182%	8,598,013.571	0.975%	0.671%
Jill I. Mavro	872,376,298.228	99.020%	68.178%	8,638,668.194	0.980%	0.675%
Maureen Quill	873,652,842.444	99.165%	68.278%	7,362,123.978	0.835%	0.575%

Note: Record date Shares 1,279,552,379.149

Shares voted: 881,014,966.422

% Total Shares Voted: 68.853%

AAM/Insight Select Income Fund

(Class A: CPUAX)

(Class C: CPUCX)

(Class I: CPUIX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

DECEMBER 31, 2025

AAM/Insight Select Income Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	24
Statement of Operations	26
Statements of Changes in Net Assets	27
Financial Highlights	29
Class A	29
Class C	30
Class I	31
Notes to Financial Statements	32
Supplemental Information	44

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/Insight Select Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES — 12.5%
234,448	AASET Series 2025-1A, Class A, 5.94%, 2/16/2050[2]	$239,293
207,580	Ally Bank Auto Credit-Linked Notes Series 2025-A, Class C, 4.84%, 6/15/2033[2,3]	208,624
298,625	Ally Bank Auto Credit-Linked Notes Series Series 2025-B, Class C, 4.70%, 9/15/2033[2,3]	300,486
8,773	Amur Equipment Finance Receivables LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028[2,3]	8,790
144,738	Aqua Finance Issuer Trust Series 2025-B, Class A, 4.79%, 5/17/2051[2,3]	145,414
20,166	Auxilior Term Funding LLC Series 2023-1A, Class A2, 6.18%, 12/15/2028[2,3]	20,266
282,000	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A, Class A, 5.12%, 8/20/2031[2,3]	289,757
1,000,000	Bain Capital Credit CLO Ltd. Series 2020-3A, Class A1RR, 5.07% (3-Month Term SOFR+121 basis points), 10/23/2034[2,3,4]	999,268
229,894	Blackbird Capital Aircraft Series 2021-1A, Class B, 3.45%, 7/15/2046[2,3]	220,947
665,000	BlackRock Shasta CLO XIII LLC Series 2024-1A, Class A1, 5.76% (3-Month Term SOFR+185 basis points), 7/15/2036[2,3,4]	662,204
450,000	Centersquare Issuer LLC Series 2025-1A, Class A2, 5.50%, 3/26/2055[2,3]	443,166
850,000	Cerberus Loan Funding XLIX LLC Series 2024-5A, Class A, 5.25% (3-Month Term SOFR+135 basis points), 1/15/2034[2,3,4]	850,680
35,510	Chesapeake Funding II LLC Series 2023-2A, Class A1, 6.16%, 10/15/2035[2,3]	35,885
1,000,000	Churchill MMSLF CLO-IV Ltd. Series 2024-3A, Class A, 5.46% (3-Month Term SOFR+160 basis points), 10/22/2035[2,3,4]	992,047
308,615	CLI Funding IX LLC Series 2025-1A, Class A, 5.35%, 6/20/2050[2,3]	312,503
109,000	COMM Mortgage Trust Series 2020-CX, Class D, 2.68%, 11/10/2046[2,3,5]	87,089
237,097	Commonbond Student Loan Trust Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2,3]	217,920
	Cross Mortgage Trust
156,761	Series 2024-H2, Class A2, 6.42%, 4/25/2069[2,3,6]	158,256
257,475	Series 2025-H8, Class A1, 5.00%, 11/25/2070[2,3,5]	258,005
503,000	CyrusOne Data Centers Issuer I LLC Series 2025-1A, Class A2, 5.91%, 2/20/2050[2,3]	513,810
83,023	Daimler Trucks Retail Trust Series 2023-1, Class A3, 5.90%, 3/15/2027[3]	83,416
598,000	DataBank Issuer Series 2021-2A, Class A2, 2.40%, 10/25/2051[2,3]	585,639

1

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES (Continued)
647,000	DataBank Issuer II LLC Series 2025-1A, Class A2, 5.18%, 9/27/2055[2,3]	$641,520
	DB Master Finance LLC
597,120	Series 2021-1A, Class A2I, 2.05%, 11/20/2051[2,3]	585,745
181,000	Series 2025-1A, Class A2II, 5.17%, 8/20/2055[2,3]	181,441
	Domino's Pizza Master Issuer LLC
525,150	Series 2021-1A, Class A2I, 2.66%, 4/25/2051[2,3]	499,517
84,000	Series 2025-1A, Class A2II, 5.22%, 7/25/2055[2,3]	84,580
194,804	EnFin Residential Solar Receivables Trust Series 2024-2A, Class A, 5.98%, 9/20/2055[2,3]	187,108
142,011	ENFIN Residential Solar Receivables Trust Series 2024-1A, Class A, 6.65%, 2/20/2055[2,3]	141,570
249,143	Flexential Issuer Series 2021-1A, Class A2, 3.25%, 11/27/2051[2,3]	245,538
	Ford Credit Auto Owner Trust
370,000	Series 2022-C, Class B, 5.03%, 2/15/2028[3]	371,610
194,000	Series 2024-1, Class A, 4.87%, 8/15/2036[2,3,6]	199,088
1,500,000	Fortress Credit Opportunities CLO Ltd. Series 2017-9A, Class A1TR, 5.72% (3-Month Term SOFR+181 basis points), 10/15/2033[2,3,4]	1,500,177
250,000	Golub Capital Partners CLO Ltd. Series 2020-47A, Class CR, 6.30% (3-Month Term SOFR+240 basis points), 8/5/2037[2,3,4]	247,914
35,259	Hilton Grand Vacations Trust Series 2023-1A, Class A, 5.72%, 1/25/2038[2,3]	35,985
	Huntington Bank Auto Credit-Linked Notes
138,965	Series 2024-2, Class B1, 5.44%, 10/20/2032[2,3]	140,567
207,151	Series 2025-1, Class B, 4.96%, 3/21/2033[2,3]	208,926
550,000	Invesco U.S. CLO Ltd. Series 2023-3A, Class AR, 5.21% (3-Month Term SOFR+131 basis points), 7/15/2038[2,3,5]	550,703
173,659	ITE Rail Fund Levered LP Series 2021-1A, Class A, 2.25%, 2/28/2051[2,3]	165,176
473,000	IVY Hill Middle Market Credit Fund XII Ltd. Series 12A, Class BRR, 5.88% (3-Month Term SOFR+200 basis points), 4/20/2037[2,3,5]	469,775
132,668	Jersey Mike's Funding Series 2025-1A, Class A2, 5.61%, 8/16/2055[2,3]	135,079
157,808	Jersey Mike's Funding LLC Series 2024-1A, Class A2, 5.64%, 2/15/2055[2,3]	161,037
155,773	JP Morgan Mortgage Trust Series Series 2024-CES1, Class A2, 6.15%, 6/25/2054[2,3,6]	157,323
823,746	LCM 37 Ltd. Series 37A, Class A1R, 4.96% (3-Month Term SOFR+106 basis points), 4/15/2034[2,3,4]	821,969
651,000	Lmdv Issuer Co. LLC Series 2025-1A, Class A2, 5.31%, 12/15/2055[2,3]	653,928

2

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES (Continued)
600,000	MCF CLO IX Ltd. Series 2019-1A, Class A1RR, 5.88% (3-Month Term SOFR+200 basis points), 4/17/2036[2,3,4]	$597,927
	MetroNet Infrastructure Issuer LLC
193,893	Series 2025-2A, Class A2, 5.40%, 8/20/2055[2,3]	196,323
97,249	Series 2025-4A, Class A2, 5.16%, 12/20/2055[2,3]	97,508
	MF1 Ltd.
910,500	Series 2021-FL7, Class AS, 5.30% (1-Month Term SOFR+157 basis points), 10/16/2036[2,3,4]	907,784
448,000	Series 2022-FL8, Class C, 5.93% (1-Month Term SOFR+220 basis points), 2/19/2037[2,3,4]	446,042
700,000	Monroe Capital MML CLO XV LLC Series 2023-1A, Class AR, 5.13% (3-Month Term SOFR+127 basis points), 9/23/2035[2,3,4]	700,000
57,279	Navient Private Education Refi Loan Trust Series 2021-A, Class A, 0.84%, 5/15/2069[2,3]	52,641
363,000	New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061[2,3]	302,975
82,145	New Residential Mortgage Loan Trust Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058[2,3,5]	81,082
361,538	OBX Trust Series 2025-NQM18, Class A1A, 5.06%, 9/25/2065[2,3,6]	362,996
147,000	Oscar U.S. Funding XVI LLC Series 2024-1A, Class A3, 5.54%, 2/10/2028[2,3]	147,717
244,196	PK Alift Loan Funding 7 LP Series 2025-2, Class A, 4.75%, 3/15/2043[2,3]	244,535
117,710	RCKT Mortgage Trust Series 2024-CES2, Class A2, 6.39%, 4/25/2044[2,3,5]	119,195
1,000,000	Regatta XXII Funding Ltd. Series 2022-2A, Class A1R2, 4.93% (3-Month Term SOFR+126 basis points), 1/15/2039[2,3,4]	1,000,000
	Retained Vantage Data Centers Issuer LLC
582,000	Series 2024-1A, Class A2, 4.99%, 9/15/2049[2,3]	577,370
103,000	Series 2025-1A, Class A2A, 5.09%, 8/15/2050[2,3]	101,976
222,133	Santander Bank Auto Credit-Linked Notes Series Series 2024-B, Class C, 5.14%, 1/18/2033[2,3]	223,629
56,697	Santander Drive Auto Receivables Trust Series 2022-5, Class C, 4.74%, 10/16/2028[3]	56,733
940,310	Slam Ltd. Series 2021-1A, Class A, 2.43%, 6/15/2046[2,3]	894,332
241,253	SLAM Ltd. Series 2025-1A, Class A, 5.81%, 5/15/2050[2]	247,307
	SMB Private Education Loan Trust
6,683	Series 2017-B, Class A2B, 4.62% (1-Month Term SOFR+86 basis points), 10/15/2035[2,3,4]	6,682
203,728	Series 2019-B, Class A2B, 4.87% (1-Month Term SOFR+112 basis points), 6/15/2037[2,3,4]	203,835

3

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES (Continued)
421,812	Summit Issuer LLC Series 2025-1A, Class A2, 5.21%, 11/20/2055[2,3]	$423,013
394,848	Taco Bell Funding LLC Series 2025-1A, Class A2II, 5.05%, 8/25/2055[2,3]	393,905
348,606	TIF Funding II LLC Series 2021-1A, Class A, 1.65%, 2/20/2046[2,3]	319,632
289,294	TIF Funding III LLC Series 2024-1A, Class A, 5.48%, 4/20/2049[2,3]	290,651
229,690	U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2, Class B1, 4.82%, 9/25/2032[2,3]	229,270
950,000	Voya CLO Ltd. Series 2019-1A, Class A1RR, 5.27% (3-Month Term SOFR+137 basis points), 10/15/2037[2,3,4]	951,518
533,524	Willis Engine Structured Trust Series 2021-A, Class A, 3.10%, 5/15/2046[2,3]	504,299
704,980	Zayo Issuer LLC Series 2025-2A, Class A2, 5.95%, 6/20/2055[2,3]	723,412
	TOTAL ASSET-BACKED SECURITIES
	(Cost $27,636,466)	27,424,030

	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
960,000	BANK5 Series 2024-5YR12, Class A2, 5.42%, 12/15/2057[3]	990,996
129,554	BRAVO Residential Funding Trust Series Series 2025-NQM8, Class A1, 5.08%, 6/25/2065[2,3,6]	129,962
361,611	BX Commercial Mortgage Trust Series 2024-AIR2, Class A, 5.25% (1-Month Term SOFR+149 basis points), 10/15/2041[2,4]	362,060
162,000	BXHPP Trust FILM Series 2021-FILM, Class C, 4.97% (1-Month Term SOFR+122 basis points), 8/15/2036[2,4]	150,090
90,665	COLT Mortgage Loan Trust Series 2023-3, Class A2, 7.43%, 9/25/2068[2,3,6]	91,597
138,000	Hudson Yards Mortgage Trust Series 2025-SPRL, Class C, 5.95%, 1/13/2040[2,5]	142,853
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,850,381)	1,867,558

	CORPORATE BONDS — 82.2%
	COMMUNICATIONS — 5.5%
	Alphabet, Inc.
642,000	5.35%, 11/15/2045[3]	639,841
105,000	5.25%, 5/15/2055[3]	100,994
	AT&T, Inc.
750,000	4.75%, 5/15/2046[3]	652,172
1,500,000	3.55%, 9/15/2055[3]	1,002,874
	Charter Communications Operating LLC / Charter Communications Operating Capital

4

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
1,236,000	3.90%, 6/1/2052[3]	$799,560
775,000	6.83%, 10/23/2055[3]	746,952
1,045,000	Comcast Corp. 3.45%, 2/1/2050[3]	700,706
600,000	Cox Enterprises, Inc. 7.37%, 7/15/2027[2]	623,320
200,000	Iliad Holding SASU 8.50%, 4/15/2031[2,3,7]	215,249
316,000	Match Group Holdings II LLC 6.12%, 9/15/2033[2,3]	319,784
	Meta Platforms, Inc.
457,000	5.50%, 11/15/2045[3]	445,424
335,000	4.45%, 8/15/2052[3]	273,458
556,000	5.40%, 8/15/2054[3]	518,904
603,000	5.63%, 11/15/2055[3]	579,897
595,000	NBN Co., Ltd. 4.25%, 10/1/2029[2,3,7]	595,483
	Paramount Global
419,000	4.20%, 5/19/2032[3]	379,269
83,000	6.87%, 4/30/2036	81,799
640,000	5.85%, 9/1/2043[3]	528,392
530,000	Prosus N.V. 4.99%, 1/19/2052[2,3,7]	421,375
489,000	Time Warner Cable LLC 6.55%, 5/1/2037	499,536
48,000	T-Mobile USA, Inc. 4.95%, 3/15/2028[3]	48,918
	Verizon Communications, Inc.
615,000	4.02%, 12/3/2029[3]	610,862
279,000	4.75%, 1/15/2033[3]	279,332
664,000	3.55%, 3/22/2051[3]	472,873
144,000	5.88%, 11/30/2055[3]	142,685
477,000	Vmed O2 UK Financing I PLC 4.75%, 7/15/2031[2,3,7]	440,409
		12,120,068
	CONSUMER DISCRETIONARY — 9.7%
155,000	Air Canada 3.88%, 8/15/2026[2,3,7]	154,267
105,436	Air Canada Class A Pass-Through Trust 5.25%, 10/1/2030[2,7]	107,803
	Amazon.com, Inc.
861,000	5.45%, 11/20/2055[3]	843,376
644,000	5.55%, 11/20/2065[3]	626,989
303,000	American Airlines 2025-1 Class A Pass-Through Trust 4.90%, 11/11/2039	299,547

5

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	American Airlines Class AA Pass-Through Trust
158,455	3.65%, 8/15/2030	$155,668
247,733	3.35%, 4/15/2031	240,485
311,496	3.15%, 8/15/2033	294,683
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
58,167	5.50%, 4/20/2026[2,7]	58,249
161,000	5.75%, 4/20/2029[2,7]	163,942
130,000	American Axle & Manufacturing, Inc. 6.37%, 10/15/2032[2,3]	132,373
425,000	Asbury Automotive Group, Inc. 5.00%, 2/15/2032[2,3]	413,014
650,000	Avianca Midco 2 PLC 9.62%, 2/14/2030[2,3,7]	652,210
418,000	Builders FirstSource, Inc. 6.37%, 3/1/2034[2,3]	432,335
	Carnival Corp.
365,000	5.75%, 8/1/2032[2,3,7]	374,673
121,000	6.12%, 2/15/2033[2,3,7]	124,943
	ERAC USA Finance LLC
377,000	5.20%, 10/30/2034[2,3]	387,659
750,000	7.00%, 10/15/2037[2]	870,316
	Ford Motor Credit Co. LLC
204,000	5.80%, 3/5/2027[3]	206,563
735,000	5.80%, 3/8/2029[3]	751,422
550,000	7.12%, 11/7/2033[3]	591,698
1,360,000	General Motors Co. 5.63%, 4/15/2030[3]	1,418,215
	General Motors Financial Co., Inc.
797,000	3.60%, 6/21/2030[3]	768,261
1,213,000	2.35%, 1/8/2031[3]	1,090,938
500,000	Goodyear Tire & Rubber Co. 6.62%, 7/15/2030[3]	512,008
805,000	Home Depot, Inc. 5.30%, 6/25/2054[3]	773,017
930,000	International Game Technology PLC 5.25%, 1/15/2029[2,3,7]	928,561
687,000	Las Vegas Sands Corp. 6.20%, 8/15/2034[3]	723,166
270,000	Light & Wonder International, Inc. 6.25%, 10/1/2033[2,3]	273,262
525,000	Lithia Motors, Inc. 5.50%, 10/1/2030[2,3]	527,085
1,033,000	Lowe's Cos., Inc. 4.50%, 10/15/2032[3]	1,028,612
165,000	Macy's Retail Holdings LLC 7.37%, 8/1/2033[2,3]	174,896

6

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	NCL Corp. Ltd.
584,000	6.25%, 3/1/2030[2,3,7]	$593,116
273,000	5.87%, 1/15/2031[2,3,7]	271,967
500,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 3.38%, 8/31/2027[2,3]	490,275
735,000	Royal Caribbean Cruises Ltd. 5.38%, 1/15/2036[3,7]	739,964
516,000	Stellantis Financial Services U.S. Corp. 4.95%, 9/15/2028[2,3]	523,267
530,000	Taylor Morrison Communities, Inc. 5.13%, 8/1/2030[2,3]	533,252
	United Airlines Class A Pass-Through Trust
79,574	5.87%, 4/15/2029	81,597
144,610	5.80%, 7/15/2037	151,294
	United Airlines Class AA Pass-Through Trust
133,236	4.15%, 2/25/2033	130,928
445,400	2.70%, 11/1/2033	409,188
120,997	United Airlines Class B Pass-Through Trust 4.60%, 9/1/2027	120,909
	United Airlines, Inc.
64,000	4.38%, 4/15/2026[2,3]	63,920
273,000	4.63%, 4/15/2029[2,3]	271,791
355,000	Volkswagen Group of America Finance LLC 6.45%, 11/16/2030[2,3]	381,223
400,000	Wynn Macau Ltd. 5.63%, 8/26/2028[2,3,7]	399,258
		21,262,185
	CONSUMER STAPLES — 4.1%
322,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 5.75%, 3/31/2034[2,3]	323,302
152,000	Altria Group, Inc. 5.95%, 2/14/2049[3]	152,309
635,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, 2/1/2036[3]	629,887
	BAT Capital Corp.
119,000	6.34%, 8/2/2030[3]	128,795
400,000	7.08%, 8/2/2043[3]	450,756
306,000	5.65%, 3/16/2052[3]	290,314
	Bimbo Bakeries USA, Inc.
376,000	6.40%, 1/15/2034[2,3]	409,694
352,000	4.00%, 5/17/2051[2,3]	269,205
200,000	Diageo Investment Corp. 5.62%, 4/15/2035[3]	211,964
515,000	Froneri Lux FinCo SARL 6.00%, 8/1/2032[2,3,7]	522,029

7

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
179,000	HCA, Inc. 5.60%, 4/1/2034[3]	$186,949
574,000	J M Smucker Co. 6.50%, 11/15/2053[3]	623,138
	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
206,000	3.63%, 1/15/2032[3,7]	192,769
815,000	5.50%, 1/15/2036[2,3]	828,697
906,000	Kraft Heinz Foods Co. 4.38%, 6/1/2046[3]	750,982
151,000	Kroger Co. 5.50%, 9/15/2054[3]	144,368
229,000	MARB BondCo PLC 3.95%, 1/29/2031[2,3,7]	207,502
	Mars, Inc.
855,000	5.20%, 3/1/2035[2,3]	880,590
557,000	5.65%, 5/1/2045[2,3]	563,071
600,000	NBM U.S. Holdings, Inc. 6.62%, 8/6/2029[2,3]	606,600
730,000	Philip Morris International, Inc. 4.25%, 11/10/2044	622,796
		8,995,717
	ENERGY — 9.5%
884,000	BP Capital Markets PLC 6.13% (USD 5 Year Tsy+192 basis points)[3,7,8,9]	911,639
235,000	Cheniere Energy Partners LP 5.55%, 10/30/2035[2,3]	240,880
1,162,000	CITGO Petroleum Corp. 8.37%, 1/15/2029[2,3]	1,208,257
442,000	Columbia Pipelines Holding Co. LLC 5.00%, 11/17/2032[2,3]	442,669
92,000	Columbia Pipelines Operating Co. LLC 6.54%, 11/15/2053[2,3]	98,377
604,000	Coterra Energy, Inc. 5.40%, 2/15/2035[3]	614,413
	DT Midstream, Inc.
358,000	4.30%, 4/15/2032[2,3]	346,251
245,000	5.80%, 12/15/2034[2,3]	254,736
	Enbridge, Inc.
150,000	6.70%, 11/15/2053[3,7]	165,230
480,000	7.37% (USD 5 Year Tsy+312 basis points), 3/15/2055[3,7,8]	508,111
180,000	6.00% (3-Month Term SOFR+415 basis points), 1/15/2077[3,7,10]	180,290
	Energy Transfer LP
275,000	5.40%, 10/1/2047[3]	247,915
500,000	6.25%, 4/15/2049[3]	496,387

8

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
241,000	Eni S.p.A. 5.95%, 5/15/2054[2,3,7]	$239,694
	Enterprise Products Operating LLC
475,000	6.45%, 9/1/2040	530,077
366,000	3.30%, 2/15/2053[3]	245,468
126,000	5.38% (3-Month Term SOFR+283 basis points), 2/15/2078[3,10]	125,175
129,000	EQT Corp. 6.38%, 4/1/2029[3]	133,518
1,000,000	Exxon Mobil Corp 1.41%, 6/26/2039[3]	845,185
	Global Partners LP / GLP Finance Corp.
68,000	6.87%, 1/15/2029[3]	68,869
518,000	8.25%, 1/15/2032[2,3]	545,599
170,000	7.12%, 7/1/2033[2,3]	173,514
303,000	Harbour Energy PLC 6.33%, 4/1/2035[2,3,7]	307,338
130,000	Hess Midstream Operations LP 5.13%, 6/15/2028[2,3]	130,545
	Howard Midstream Energy Partners LLC
59,000	7.37%, 7/15/2032[2,3]	62,255
149,000	6.62%, 1/15/2034[2,3]	153,073
540,000	Ithaca Energy North Sea PLC 8.12%, 10/15/2029[2,3,7]	560,525
420,000	Medco Cypress Tree Pte Ltd. 8.62%, 5/19/2030[2,3,7]	442,152
983,000	MPLX LP 4.90%, 4/15/2058[3]	808,331
	NGPL PipeCo LLC
820,000	4.88%, 8/15/2027[2,3]	823,316
737,000	7.77%, 12/15/2037[2]	857,365
1,075,000	Occidental Petroleum Corp. 4.40%, 4/15/2046[3]	849,044
1,165,000	ONEOK, Inc. 6.05%, 9/1/2033[3]	1,240,967
400,000	Petroleos del Peru S.A. 4.75%, 6/19/2032[2,7]	295,000
238,000	Phillips 66 4.88%, 11/15/2044[3]	209,671
	Plains All American Pipeline LP / PAA Finance Corp.
250,000	4.50%, 12/15/2026[3]	250,753
153,000	4.70%, 1/15/2031[3]	154,002
200,000	Repsol E&P Capital Markets U.S. LLC 5.98%, 9/16/2035[2,3]	204,355
250,000	Saudi Arabian Oil Co. 5.75%, 7/17/2054[2,3,7]	243,884

9

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
234,000	South Bow USA Infrastructure Holdings LLC 5.58%, 10/1/2034[3]	$236,855
809,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.50%, 3/1/2030[3]	822,554
	TotalEnergies Capital S.A.
277,000	5.49%, 4/5/2054[3,7]	269,111
635,000	5.43%, 9/10/2064[3,7]	596,403
736,000	TransCanada PipeLines Ltd. 7.00% (USD 5 Year Tsy+262 basis points), 6/1/2065[3,7,8]	758,622
	Venture Global Plaquemines LNG LLC
651,000	6.13%, 12/15/2030[2,3]	663,155
561,000	6.75%, 1/15/2036[2,3]	574,627
800,000	Williams Cos., Inc. 4.90%, 1/15/2045[3]	718,629
		20,854,786
	FINANCIALS — 26.7%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
669,000	3.30%, 1/30/2032[3,7]	618,584
150,000	6.95% (USD 5 Year Tsy+272 basis points), 3/10/2055[3,7,8]	157,287
175,000	6.50% (USD 5 Year Tsy+244 basis points), 1/31/2056[3,7,8]	180,549
156,000	Aircastle Ltd. / Aircastle Ireland DAC 5.75%, 10/1/2031[2,3,7]	162,828
200,000	Allianz S.E. 3.20% (USD 5 Year Tsy+216 basis points)[2,3,7,8,9,11]	188,474
175,000	Allstate Corp. 6.50% (3-Month USD Libor+212 basis points), 5/15/2067[3,10]	183,845
715,000	Ally Financial, Inc. 4.70% (USD 5 Year Tsy+387 basis points)[3,8,9]	707,733
529,000	Apollo Debt Solutions BDC 5.20%, 12/8/2028[2,3]	528,900
287,000	Arthur J. Gallagher & Co. 5.55%, 2/15/2055[3]	276,534
1,225,000	Athene Global Funding 5.54%, 8/22/2035[2]	1,231,554
400,000	Banco Santander S.A. 5.59%, 8/8/2028[7]	414,674
	Bank of America Corp.
200,000	4.18%, 11/25/2027[3]	200,495
1,895,000	2.97% (SOFR+133 basis points), 2/4/2033[3,10]	1,735,500
965,000	5.87% (SOFR+184 basis points), 9/15/2034[3,10]	1,031,417
384,000	5.47% (SOFR+165 basis points), 1/23/2035[3,10]	400,868
1,055,000	5.51% (SOFR+131 basis points), 1/24/2036[3,10]	1,103,018
799,000	5.74% (SOFR+170 basis points), 2/12/2036[3,10]	834,265
200,000	5.88%, 2/7/2042	213,153

10

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
599,000	Bank of Montreal 7.30% (USD 5 Year Tsy+301 basis points), 11/26/2084[3,7,8]	$638,639
1,250,000	Bank of Nova Scotia 7.35% (USD 5 Year Tsy+290 basis points), 4/27/2085[3,7,8]	1,299,927
354,000	Barclays PLC 5.86% (SOFR+183 basis points), 8/11/2046[3,7,10]	363,944
115,000	Brown & Brown, Inc. 5.55%, 6/23/2035[3]	118,208
	Capital One Financial Corp.
600,000	7.62% (SOFR+307 basis points), 10/30/2031[3,10]	678,628
1,077,000	5.20% (SOFR+163 basis points), 9/11/2036[3,10]	1,073,814
	Citigroup, Inc.
779,000	5.45% (SOFR+145 basis points), 6/11/2035[3,10]	807,995
658,000	6.02% (SOFR+183 basis points), 1/24/2036[3,10]	690,450
672,000	6.75% (USD 5 Year Tsy+257 basis points)[3,8,9]	684,230
	Citizens Financial Group, Inc.
103,000	5.84% (SOFR+201 basis points), 1/23/2030[3,10]	107,493
798,000	6.64% (SOFR+232 basis points), 4/25/2035[3,10]	878,899
	Corebridge Financial, Inc.
31,000	5.75%, 1/15/2034[3]	32,476
328,000	6.38% (USD 5 Year Tsy+265 basis points), 9/15/2054[3,8]	330,532
429,000	6.87% (USD 5 Year Tsy+318 basis points)[3,8,9]	441,371
694,000	Cousins Properties LP 5.38%, 2/15/2032[3]	715,705
715,000	CubeSmart LP 5.13%, 11/1/2035[3]	717,056
265,000	Extra Space Storage LP 2.35%, 3/15/2032[3]	232,287
1,050,000	Farmers Insurance Exchange 4.75% (3-Month USD Libor+323 basis points), 11/1/2057[2,3,10]	896,136
407,000	First Industrial LP 5.25%, 1/15/2031[3]	415,858
172,000	FTAI Aviation Investors LLC 5.88%, 4/15/2033[2,3]	174,783
	Global Payments, Inc.
450,000	5.40%, 8/15/2032[3]	458,434
264,000	5.55%, 11/15/2035[3]	262,965
	Goldman Sachs Group, Inc.
209,000	5.95%, 1/15/2027	213,240
790,000	5.87% (3-Month Term SOFR+201 basis points), 10/28/2027[3,4]	799,835
1,787,000	5.05% (SOFR+121 basis points), 7/23/2030[3,10]	1,832,309
1,640,000	1.99% (SOFR+109 basis points), 1/27/2032[3,10]	1,458,168
250,000	6.75%, 10/1/2037	279,770
391,000	5.56% (SOFR+158 basis points), 11/19/2045[3,10]	392,517
519,000	5.73% (SOFR+170 basis points), 1/28/2056[3,10]	527,094

11

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
232,000	High Street Funding Trust II 4.68%, 2/15/2048[2,3]	$201,183
302,000	Highwoods Realty LP 5.35%, 1/15/2033[3]	302,280
	HSBC Holdings PLC
224,000	4.95%, 3/31/2030[7]	229,852
620,000	5.74% (SOFR+196 basis points), 9/10/2036[3,7,10]	639,578
398,000	ING Groep N.V. 7.00% (SOFR Swap 5 year+359 basis points)[3,7,9,10]	415,181
	JPMorgan Chase & Co.
287,000	5.30% (SOFR+145 basis points), 7/24/2029[3,10]	295,872
1,280,000	2.58% (3-Month Term SOFR+125 basis points), 4/22/2032[3,10]	1,171,008
1,551,000	5.35% (SOFR+184 basis points), 6/1/2034[3,10]	1,614,095
1,009,000	5.34% (SOFR+162 basis points), 1/23/2035[3,10]	1,047,356
307,000	5.50% (SOFR+132 basis points), 1/24/2036[3,10]	321,525
514,000	5.58% (SOFR+163 basis points), 7/23/2036[3,10]	532,769
342,000	Kilroy Realty LP 5.88%, 10/15/2035[3]	344,197
930,000	Liberty Mutual Group, Inc. 3.95%, 10/15/2050[2,3]	690,605
341,000	Lincoln National Corp. 5.85%, 3/15/2034[3]	357,945
452,000	Lloyds Banking Group PLC 5.59% (USD 1 Year Tsy+120 basis points), 11/26/2035[3,7,10]	473,362
401,000	M&T Bank Corp. 5.18% (SOFR+140 basis points), 7/8/2031[3,10]	411,946
	Macquarie Airfinance Holdings Ltd.
848,000	5.15%, 3/17/2030[2,3,7]	860,228
59,000	6.50%, 3/26/2031[2,3,7]	63,160
236,000	Massachusetts Mutual Life Insurance Co. 4.90%, 4/1/2077[2]	190,654
	MetLife, Inc.
1,219,000	9.25%, 4/8/2038[2,3]	1,462,996
333,000	10.75%, 8/1/2039[3]	444,197
1,150,000	6.40%, 12/15/2066[3]	1,206,565
	Morgan Stanley
1,250,000	5.04% (SOFR+122 basis points), 7/19/2030[3,10]	1,282,755
575,000	4.89% (SOFR+208 basis points), 7/20/2033[3,10]	584,241
1,415,000	6.63% (SOFR+205 basis points), 11/1/2034[3,10]	1,585,290
56,000	Nasdaq, Inc. 5.35%, 6/28/2028[3]	57,806
260,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7.00%, 2/1/2030[2,3]	266,884
	Phillips Edison Grocery Center Operating Partnership I LP
490,000	5.25%, 8/15/2032[3]	501,412

12

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
80,000	5.75%, 7/15/2034[3]	$83,803
244,000	4.95%, 1/15/2035[3]	241,014
281,000	Pine Street Trust III 6.22%, 5/15/2054[2,3]	285,778
	PNC Financial Services Group, Inc.
166,000	6.61% (SOFR Index+173 basis points), 10/20/2027[3,10]	169,322
309,000	5.37% (SOFR+142 basis points), 7/21/2036[3,10]	318,467
379,000	5.00% (3-Month Term SOFR+356 basis points)[3,9,10,11]	379,738
227,000	Prologis LP 5.25%, 3/15/2054[3]	216,499
900,000	Royal Bank of Canada 7.50% (USD 5 Year Tsy+289 basis points), 5/2/2084[3,7,8]	953,405
572,000	Sabra Health Care LP 3.20%, 12/1/2031[3]	523,981
78,000	Santander Holdings USA, Inc. 6.50% (SOFR+236 basis points), 3/9/2029[3,10]	81,299
462,000	SBA Tower Trust 2.59%, 10/15/2031[2,3]	417,339
159,000	Simon Property Group LP 5.85%, 3/8/2053[3]	161,995
278,000	State Street Corp. 6.70% (USD 5 Year Tsy+261 basis points)[3,8,9]	288,831
350,000	Toronto-Dominion Bank 7.25% (USD 5 Year Tsy+298 basis points), 7/31/2084[3,7,8]	367,644
	Truist Financial Corp.
96,000	7.16% (SOFR+245 basis points), 10/30/2029[3,10]	103,594
66,000	5.87% (SOFR+236 basis points), 6/8/2034[3,10]	70,339
70,000	5.71% (SOFR+192 basis points), 1/24/2035[3,10]	73,784
1,232,000	6.67% (USD 5 Year Tsy+300 basis points)[3,8,9,11]	1,235,365
	U.S. Bancorp
94,000	5.84% (SOFR+226 basis points), 6/12/2034[3,10]	100,463
265,000	5.68% (SOFR+186 basis points), 1/23/2035[3,10]	280,344
	UBS Group A.G.
250,000	3.09% (SOFR+173 basis points), 5/14/2032[2,3,7,10]	232,185
200,000	5.70% (USD 1 Year Tsy+177 basis points), 2/8/2035[2,3,7,8]	210,722
325,000	5.58% (SOFR+176 basis points), 5/9/2036[2,3,7,10]	338,627
475,000	Vornado Realty LP 2.15%, 6/1/2026[3]	469,771
	Wells Fargo & Co.
290,000	5.57% (SOFR+174 basis points), 7/25/2029[3,10]	300,480
366,000	5.20% (SOFR+150 basis points), 1/23/2030[3,10]	377,201
535,000	6.49% (SOFR+206 basis points), 10/23/2034[3,10]	593,127
1,200,000	5.50% (SOFR+178 basis points), 1/23/2035[3,10]	1,254,233
1,000,000	4.75%, 12/7/2046	881,835
719,000	3.90% (USD 5 Year Tsy+345 basis points)[3,8,9,11]	716,763

13

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
577,000	Western Alliance Bank 6.54% (USD 5 Year Tsy+285 basis points), 11/15/2035[3,8]	$578,908
1,010,000	Westpac Banking Corp. 2.67% (USD 5 Year Tsy+175 basis points), 11/15/2035[3,7,8]	915,525
		58,469,764
	GOVERNMENTS — 3.6%
325,000	Argentine Republic Government International Bond 3.50%, 7/9/2041[3,6,7]	225,062
1,000,000	Brazilian Government International Bond 5.50%, 11/6/2030[7]	1,015,500
	Colombia Government International Bond
327,000	5.63%, 2/19/2036[3]	359,717
590,000	7.75%, 11/7/2036[3,7]	614,868
290,000	Corp Andina de Fomento 6.75% (SOFR Swap 5 year+312 basis points)[2,3,7,8,9]	297,975
585,000	Eagle Funding Luxco Sarl 5.50%, 8/17/2030[2,3,7]	595,741
954,000	Israel Government International Bond 5.75%, 3/12/2054[7]	914,286
	Mexico Government International Bond
1,494,000	6.87%, 5/13/2037[3,7]	1,594,098
360,000	6.62%, 1/29/2038[3,7]	375,660
200,000	Nigeria Government International Bond 8.63%, 1/13/2036[2,7]	215,113
	Peruvian Government International Bond
309,000	5.88%, 8/8/2054[3,7]	305,771
396,000	6.20%, 6/30/2055[3,7]	407,088
275,000	Republic of South Africa Government International Bond 7.25%, 12/11/2055[2,7]	272,673
730,000	Romanian Government International Bond 5.75%, 3/24/2035[2,7]	724,239
		7,917,791
	HEALTH CARE — 4.6%
762,000	Adventist Health System/West 4.74%, 12/1/2030[3]	765,526
	Amgen, Inc.
61,000	5.25%, 3/2/2030[3]	63,332
146,000	5.65%, 3/2/2053[3]	143,577
751,000	Baxter International, Inc. 5.65%, 12/15/2035[3]	762,257
1,000,000	Bayer U.S. Finance II LLC 4.63%, 6/25/2038[2,3]	918,362
247,000	Bayer U.S. Finance LLC 6.50%, 11/21/2033[2,3]	267,782

14

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
864,000	Bristol-Myers Squibb Co. 5.55%, 2/22/2054[3]	$851,402
	Cigna Group
595,000	4.90%, 12/15/2048[3]	532,425
184,000	6.00%, 1/15/2056[3]	190,028
187,000	CommonSpirit Health 5.58%, 9/1/2045[3]	183,363
322,000	CVS Health Corp. 6.00%, 6/1/2044[3]	324,627
625,000	Eli Lilly & Co. 5.50%, 2/12/2055[3]	628,677
	HCA, Inc.
500,000	5.87%, 2/1/2029[3]	521,288
595,000	6.20%, 3/1/2055[3]	608,288
206,000	Novartis Capital Corp. 4.70%, 9/18/2054[3]	184,295
	Royalty Pharma PLC
829,000	2.20%, 9/2/2030[3,7]	752,224
320,000	2.15%, 9/2/2031[3,7]	281,850
323,000	STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031[3,7]	298,301
	Takeda Pharmaceutical Co., Ltd.
651,000	5.30%, 7/5/2034[3,7]	673,190
545,000	3.18%, 7/9/2050[3,7]	365,273
	UnitedHealth Group, Inc.
397,000	3.05%, 5/15/2041[3]	301,868
253,000	5.95%, 6/15/2055[3]	260,794
204,000	Zimmer Biomet Holdings, Inc. 5.35%, 12/1/2028[3]	210,913
		10,089,642
	INDUSTRIALS — 2.7%
119,000	AGCO Corp. 5.80%, 3/21/2034[3]	124,674
270,000	Albion Financing 1 SARL / Aggreko Holdings, Inc. 7.00%, 5/21/2030[2,3,7]	281,802
347,000	Amphenol Corp. 5.30%, 11/15/2055[3]	332,864
	Ashtead Capital, Inc.
422,000	4.00%, 5/1/2028[2,3]	417,515
201,000	5.95%, 10/15/2033[2,3]	212,969
	Boeing Co.
556,000	5.80%, 5/1/2050[3]	549,283
193,000	6.86%, 5/1/2054[3]	217,708
1,040,000	CSX Corp. 4.90%, 3/15/2055[3]	935,977

15

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
136,000	Norfolk Southern Corp. 5.55%, 3/15/2034[3]	$143,664
414,000	Rolls-Royce PLC 5.75%, 10/15/2027[2,3,7]	424,484
367,000	Ryder System, Inc. 6.60%, 12/1/2033[3]	409,863
200,000	Siemens Funding B.V. 5.80%, 5/28/2055[2,3,7]	208,970
175,000	Terex Corp. 6.25%, 10/15/2032[2,3]	179,541
400,000	TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027[2,3]	400,095
52,000	TransDigm, Inc. 6.75%, 8/15/2028[2,3]	52,916
160,000	Triton Container International Ltd. 3.15%, 6/15/2031[2,3,7]	144,314
200,000	Union Pacific Corp. 3.84%, 3/20/2060[3]	144,828
	United Parcel Service, Inc.
390,000	5.95%, 5/14/2055[3]	404,336
277,000	6.05%, 5/14/2065[3]	287,430
		5,873,233
	MATERIALS — 3.5%
200,000	Alcoa Nederland Holding B.V. 7.12%, 3/15/2031[2,3,7]	212,615
323,000	Alumina Pty Ltd. 6.38%, 9/15/2032[2,3,7]	335,392
525,000	Anglo American Capital PLC 5.75%, 4/5/2034[2,3,7]	551,232
516,000	AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030[3,7]	494,131
553,000	Ball Corp. 6.00%, 6/15/2029[3]	569,167
200,000	Cemex S.A.B. de C.V. 7.20% (USD 5 Year Tsy+352 basis points)[2,3,7,8,9]	208,580
487,000	Corp Nacional del Cobre de Chile 6.33%, 1/13/2035[2,3,7]	519,629
675,000	Eldorado Intl. Finance GmbH 8.50%, 12/1/2032[2,3,7]	696,060
	FMC Corp.
486,000	5.65%, 5/18/2033[3]	426,730
340,000	8.45% (USD 5 Year Tsy+437 basis points), 11/1/2055[3,8]	269,112
220,000	Glencore Funding LLC 5.89%, 4/4/2054[2,3]	219,620
161,000	LYB International Finance III LLC 5.13%, 1/15/2031[3]	161,735

16

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
276,000	Mosaic Co. 4.60%, 11/15/2030[3]	$276,768
271,000	Olin Corp. 6.62%, 4/1/2033[2,3]	268,959
	Rio Tinto Finance USA PLC
617,000	5.75%, 3/14/2055[3,7]	631,162
214,000	5.88%, 3/14/2065[3,7]	221,822
200,000	Smurfit Kappa Treasury ULC 5.44%, 4/3/2034[3,7]	207,207
430,000	Smyrna Ready Mix Concrete LLC 8.87%, 11/15/2031[2,3]	459,942
400,000	Solvay Finance America LLC 5.85%, 6/4/2034[2,3]	418,020
313,000	Suzano Austria GmbH 3.75%, 1/15/2031[3,7]	295,344
146,000	Vale Overseas Ltd. 6.40%, 6/28/2054[3,7]	148,993
		7,592,220
	TECHNOLOGY — 4.0%
	Broadcom, Inc.
1,125,000	3.47%, 4/15/2034[3]	1,028,095
1,030,000	3.19%, 11/15/2036[2,3]	875,412
98,000	Dell International LLC / EMC Corp. 8.35%, 7/15/2046[3]	124,701
	Foundry JV Holdco LLC
200,000	5.90%, 1/25/2033[2,3]	209,575
500,000	6.30%, 1/25/2039[2,3]	529,027
804,000	Hewlett Packard Enterprise Co. 5.00%, 10/15/2034[3]	798,680
839,000	HP, Inc. 5.40%, 4/25/2030[3]	870,248
313,000	IBM International Capital Pte Ltd. 5.30%, 2/5/2054[3,7]	292,809
	Intel Corp.
724,000	5.15%, 2/21/2034[3]	734,496
234,000	5.70%, 2/10/2053[3]	219,024
	Micron Technology, Inc.
109,000	5.30%, 1/15/2031[3]	112,992
166,000	2.70%, 4/15/2032[3]	149,100
151,000	Microsoft Corp. 2.68%, 6/1/2060[3]	87,166
	Oracle Corp.
500,000	3.85%, 7/15/2036[3]	418,480
458,000	3.60%, 4/1/2040[3]	340,748
780,000	4.00%, 7/15/2046[3]	543,168

17

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
440,000	5.37%, 9/27/2054[3]	$357,174
500,000	5.95%, 9/26/2055[3]	444,881
768,000	VMware, Inc. 2.20%, 8/15/2031[3]	683,297
		8,819,073
	UTILITIES — 8.3%
443,417	AES Panama Generation Holdings SRL 4.38%, 5/31/2030[2,3,7]	416,601
265,000	Alliant Energy Corp. 5.75% (USD 5 Year Tsy+208 basis points), 4/1/2056[3,8]	264,517
484,000	American Electric Power Co., Inc. 6.05% (USD 5 Year Tsy+194 basis points), 3/15/2056[3,8]	475,545
789,000	Arizona Public Service Co. 4.25%, 3/1/2049[3]	632,568
1,025,000	Baltimore Gas and Electric Co. 5.65%, 6/1/2054[3]	1,021,654
700,000	Black Hills Corp. 6.15%, 5/15/2034[3]	751,947
403,000	CenterPoint Energy, Inc. 6.70% (USD 5 Year Tsy+259 basis points), 5/15/2055[3,8]	413,259
229,000	CMS Energy Corp. 3.75% (USD 5 Year Tsy+290 basis points), 12/1/2050[3,8]	211,133
	Consolidated Edison Co. of New York, Inc.
140,000	5.90%, 11/15/2053[3]	143,155
1,000,000	5.70%, 5/15/2054[3]	1,000,968
	Constellation Energy Generation LLC
1,000,000	6.12%, 1/15/2034[3]	1,085,764
493,000	5.75%, 3/15/2054[3]	491,241
	Duke Energy Corp.
1,000,000	5.45%, 6/15/2034[3]	1,043,270
800,000	5.00%, 8/15/2052[3]	709,018
870,000	Duke Energy Indiana LLC 5.40%, 4/1/2053[3]	832,270
200,000	Electricite de France S.A. 9.12% (USD 5 Year Tsy+541 basis points)[2,3,7,8,9]	232,591
300,000	Enel Finance International N.V. 7.50%, 10/14/2032[2,3,7]	346,196
433,000	Entergy Corp. 7.12% (USD 5 Year Tsy+267 basis points), 12/1/2054[3,8]	454,630
97,000	Eversource Energy 5.50%, 1/1/2034[3]	99,866
	Exelon Corp.
905,000	4.05%, 4/15/2030[3]	897,380
212,000	6.50% (USD 5 Year Tsy+197 basis points), 3/15/2055[3,8]	220,914

18

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
354,000	FirstEnergy Pennsylvania Electric Co 4.30%, 1/15/2029[2,3]	$354,238
164,000	Hawaiian Electric Co., Inc. 6.00%, 10/1/2033[2,3]	166,312
307,000	IPALCO Enterprises, Inc. 4.25%, 5/1/2030[3]	300,317
314,000	Jersey Central Power & Light Co. 2.75%, 3/1/2032[2,3]	282,466
	NiSource, Inc.
218,000	3.60%, 5/1/2030[3]	211,987
112,000	5.40%, 6/30/2033[3]	116,348
363,000	NRG Energy, Inc. 6.00%, 1/15/2036[2,3]	367,807
	Pacific Gas and Electric Co.
601,000	5.05%, 10/15/2032[3]	605,241
481,000	3.50%, 8/1/2050[3]	325,590
187,000	Pinnacle West Capital Corp. 5.15%, 5/15/2030[3]	192,872
253,000	PPL Capital Funding, Inc. 5.25%, 9/1/2034[3]	259,648
111,000	Public Service Enterprise Group, Inc. 6.12%, 10/15/2033[3]	119,647
239,000	Puget Energy, Inc. 2.38%, 6/15/2028[3]	228,818
	Southern California Edison Co.
139,000	5.25%, 3/15/2030[3]	142,701
249,000	6.20%, 9/15/2055[3]	251,075
	Southern Co. Gas Capital Corp.
926,000	5.88%, 3/15/2041[3]	958,145
121,000	3.95%, 10/1/2046[3]	95,027
822,000	4.40%, 5/30/2047[3]	687,031
221,000	Vistra Operations Co. LLC 4.60%, 10/15/2030[2,3]	220,911
345,000	WEC Energy Group, Inc. 5.63% (USD 5 Year Tsy+190 basis points), 5/15/2056[3,8]	347,746
157,000	Xcel Energy, Inc. 5.60%, 4/15/2035[3]	162,858
		18,141,272
	TOTAL CORPORATE BONDS
	(Cost $182,152,015)	180,135,751

	MUNICIPAL BONDS — 0.5%
250,000	City of New York NY 6.38%, 2/1/2055[3]	263,832
560,000	City of San Antonio TX Electric & Gas Systems Revenue 5.57%, 2/1/2050[3]	556,372

19

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount[1]		Value
	MUNICIPAL BONDS (Continued)
294,000	University of Michigan 3.60%, 4/1/2047	$246,310
	TOTAL MUNICIPAL BONDS
	(Cost $1,104,000)	1,066,514

	U.S. GOVERNMENT AND AGENCIES — 1.1%
2,550,000	United States Treasury Bond 4.62%, 11/15/2045	2,500,992
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $2,494,354)	2,500,992

Number of Shares
	SHORT-TERM INVESTMENTS — 1.2%
2,539,627	Goldman Sachs Financial Square Government Fund - Institutional Class 3.64%[12]	2,539,627
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,539,627)	2,539,627
	TOTAL INVESTMENTS — 98.4%
	(Cost $217,776,843)	215,534,472
	Other Assets in Excess of Liabilities — 1.6%	3,602,716
	TOTAL NET ASSETS — 100.0%	$219,137,188

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

BDC – Business Development Company

ULC – Unlimited Liability Corporation

[1]	Local currency.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $75,095,079, which represents 34.3% of total net assets of the Fund.
[3]	Callable.
[4]	Floating rate security.
[5]	Variable rate security. Rate shown is the rate in effect as of December 31, 2025.
[6]	Step rate security.
[7]	Foreign security denominated in U.S. Dollars.
[8]	Fixed to variable security. Fixed rate indicated is the rate effective at December 31, 2025. Security may convert at a future date to a variable rate of referenced rate and spread.
[9]	Perpetual security. Date shown is next call date.
[10]	Fixed to float security. Fixed rate indicated is the rate effective at December 31, 2025. Security may convert at a future date to a floating rate or referenced rate and spread.
[11]	Interest-only security.
[12]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

20

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

SWAP CONTRACTS

CREDIT DEFAULT SWAP CONTRACTS

Counterparty/ Reference Entity	Rating(a) (Moody's/ S&P)	Pay/(b) Receive Fixed Rate	Fixed/Rate Frequency	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs International
Markit CDX NA High Yield CDSI Series 45 Index		Receive	5%/Quarterly	12/20/30	$4,475,000	$(344,848)	$(3,617)	$(348,465)
TOTAL CREDIT DEFAULT SWAP CONTRACTS						$(344,848)	$(3,617)	$(348,465)

(a)	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s and Standard & Poor’s (S&P) ratings are believed to be the most recent ratings available at December 31, 2025.
(b)	If AAM/Insight Select Income Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If AAM/Insight Select Income Fund is receiving a fixed rate, AAM/Insight Select Income Fund acts as guarantor of the variable instrument.

See accompanying Notes to Financial Statements.

21

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At December 31, 2025	Unrealized Appreciation (Depreciation)
Euro	Bank of America	EUR per USD	1/13/2026	1,000,000	$(1,163,878)	$(1,175,963)	$(12,085)
Euro	JP Morgan	EUR per USD	1/13/2026	97,000	(114,308)	(114,069)	239
					(1,278,186)	(1,290,032)	(11,846)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(1,278,186)	$(1,290,032)	$(11,846)

EUR – Euro

See accompanying Notes to Financial Statements.

22

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
144	2-Year U.S. Treasury Note	March 2026	$30,065,625	$4,056
(14)	5-Year U.S. Treasury Note	March 2026	(1,530,266)	(1,968)
(20)	10-Year U.S. Treasury Note	March 2026	(2,248,750)	(1,875)
(10)	Euro Bund	March 2026	(1,509,403)	11,157
89	U.S. Treasury Long Bond	March 2026	10,287,844	(53,430)
(60)	Ultra 10-Year U.S. Treasury Note	March 2026	(6,900,938)	9,375
(7)	Ultra Long-Term U.S. Treasury Bond	March 2026	(826,000)	11,625

TOTAL FUTURES CONTRACTS			$27,338,112	$(21,060)

See accompanying Notes to Financial Statements.

23

AAM/Insight Select Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2025 (Unaudited)

Assets:
Investments, at value (cost $217,776,843)	$215,534,472
Foreign currency, at value (cost $3,122)	3,185
Cash	296,045
Cash deposited with broker for futures contracts	508,136
Cash deposited with broker for swap contracts	608,294
Receivables:
Fund shares sold	99,035
Dividends and interest	2,732,785
Prepaid expenses	37,696
Total assets	219,819,648
Liabilities:
Payables:
Fund shares redeemed	37,628
Unrealized depreciation on forward foreign currency exchange contracts	11,846
Variation margin on futures contracts	21,060
Premiums received on open swap contracts	344,847
Unrealized depreciation on open swap contracts	3,617
Advisory fees	51,006
Shareholder servicing fees (Note 7)	35,500
Distribution fees - Class A & C (Note 8)	3,533
Fund accounting and administration fees	64,724
Transfer agent fees and expenses	27,539
Custody fees	19,806
Trustees' deferred compensation (Note 3)	29,074
Auditing fees	11,353
Chief Compliance Officer fees	3,513
Trustees' fees and expenses	3,095
Accrued other expenses	14,319
Total liabilities	682,460
Commitments and contingencies (Note 3)
Net Assets	$219,137,188

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$238,135,938
Total distributable earnings (accumulated deficit)	(18,998,750)
Net Assets	$219,137,188

Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$7,194,202
Number of shares issued and outstanding	771,291
Net asset value per share[1]	$9.33
Maximum sales charge (3.00% of offering price)[2]	0.29
Maximum offering price to public	$9.62
Class C Shares:
Net assets applicable to shares outstanding	$2,291,182
Number of shares issued and outstanding	245,457
Net asset value per share[3]	$9.33
Class I Shares:
Net assets applicable to shares outstanding	$209,651,804
Number of shares issued and outstanding	22,475,401
Net asset value per share	$9.33

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder's fee was paid on certain redemptions of such shares within 18 months of purchase.

See accompanying Notes to Financial Statements.

24

AAM/Insight Select Income Fund

STATEMENT OF ASSETS AND LIABILITIES - Continued

As of December 31, 2025 (Unaudited)

[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Financial Statements.

25

AAM/Insight Select Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended  December 31, 2025 (Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $8,224)	$5,608,056
Total investment income	5,608,056

Expenses:
Advisory fees	404,500
Shareholder servicing fees - Class A (Note 7)	3,829
Shareholder servicing fees - Class C (Note 7)	1,052
Shareholder servicing fees - Class I (Note 7)	89,193
Distribution fees - Class A (Note 8)	9,653
Distribution fees - Class C (Note 8)	11,328
Fund accounting and administration fees	149,331
Transfer agent fees and expenses	38,389
Custody fees	20,453
Shareholder reporting fees	23,255
Legal fees	20,765
Registration fees	17,219
Chief Compliance Officer fees	11,908
Auditing fees	11,393
Trustees' fees and expenses	7,834
Insurance fees	2,024
Miscellaneous	1,076
Interest expense	465
Total expenses	823,667
Advisory fees recovered (waived)	(175,910)
Net expenses	647,757
Net investment income (loss)	4,960,299

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(487,207)
Forward contracts	(8,173)
Futures contracts	809,396
Swap contracts	(155,704)
Foreign currency transactions	(4,503)
Total net realized gain (loss) on:	153,809
Net change in unrealized appreciation (depreciation) on:
Investments	2,592,173
Forward contracts	31,866
Futures contracts	(793,041)
Swap contracts	25,756
Foreign currency translations	(1,008)
Net change in unrealized appreciation (depreciation)	1,855,746
Net realized and unrealized gain (loss)	2,009,555

Net Increase (Decrease) in Net Assets from Operations	$6,969,854

See accompanying Notes to Financial Statements.

26

AAM/Insight Select Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2025 (Unaudited)	For the Year Ended June 30, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$4,960,299	$8,903,469
Net realized gain (loss) on investments, forward contracts, futures contracts, swap contracts, and foreign currency transactions	153,809	(2,095,682)
Net change in unrealized appreciation (depreciation) on investments, forward contracts, futures contracts, swap contracts, and foreign currency transactions	1,855,746	4,811,604
Net increase (decrease) in net assets resulting from operations	6,969,854	11,619,391

Distributions to Shareholders:
Distributions:
Class A	(202,782)	(423,547)
Class C	(50,621)	(99,797)
Class I	(5,620,013)	(8,204,423)
Class Y1	-	(30)
Total distributions to shareholders	(5,873,416)	(8,727,797)

Capital Transactions:
Net proceeds from shares sold:
Class A	987,577	3,436,836
Class C	455,002	543,540
Class I	24,876,139	116,003,720
Reinvestment of distributions:
Class A	190,474	400,749
Class C	50,476	97,894
Class I	5,608,157	8,148,906
Class Y1	-	30
Cost of shares redeemed:
Class A2	(2,599,979)	(4,339,474)
Class C	(521,443)	(899,384)
Class I3	(18,118,321)	(76,245,261)
Class Y1	-	(710)
Net increase (decrease) in net assets from capital transactions	10,928,082	47,146,846

Total increase (decrease) in net assets	12,024,520	50,038,440

Net Assets:
Beginning of period	207,112,668	157,074,228
End of period	$219,137,188	$207,112,668

Capital Share Transactions:
Shares sold:
Class A	105,732	373,870
Class C	48,111	58,004
Class I	2,662,700	12,572,336
Shares reinvested:
Class A	20,483	43,716
Class C	5,420	10,666
Class I	602,867	888,796
Class Y1	-	4
Shares redeemed:
Class A	(279,324)	(474,241)

See accompanying Notes to Financial Statements.

27

AAM/Insight Select Income Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Months Ended December 31, 2025 (Unaudited)	For the Year Ended June 30, 2025
Class C	(55,965)	(98,520)
Class I	(1,944,955)	(8,322,182)
Class Y1	-	(78)
Net increase (decrease) in capital share transactions	1,165,069	5,052,371

[1]	Class Y shares were liquidated on April 30, 2025.
[2]	Net of redemption fee proceeds of $27 and $356, respectively.
[3]	Net of redemption fee proceeds of $0 and $1,921, respectively.

See accompanying Notes to Financial Statements.

28

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2025	For the Year Ended June 30,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.27	$9.09	$8.94	$9.09	$11.07	$10.87
Income from Investment Operations:
Net investment income (loss) [1]	0.21	0.41	0.39	0.36	0.29	0.29
Net realized and unrealized gain (loss)	0.10	0.18	0.15	(0.17)	(1.94)	0.31
Total from investment operations	0.31	0.59	0.54	0.19	(1.65)	0.60

Less Distributions:
From net investment income	(0.25)	(0.41)	(0.39)	(0.34)	(0.30)	(0.29)
From net realized gain	-	-	-	-	(0.03)	(0.11)
Total distributions	(0.25)	(0.41)	(0.39)	(0.34)	(0.33)	(0.40)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$9.33	$9.27	$9.09	$8.94	$9.09	$11.07

Total return[3]	3.35%[4]	6.61%	6.20%	2.12%	(15.28)%	5.55%

Ratios and Supplemental Data:
Net assets, end of period	$7,194,202	$8,572,362	$8,916,975	$8,367,657	$8,969,207	$12,070,502

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.01%[5,6]	1.06%[6]	1.00%	1.00%	0.92%	0.92%
After fees waived and expenses absorbed/recovered	0.85%[5,6]	0.84%[6]	0.81%	0.79%	0.78%	0.79%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	4.26%[5]	4.26%	4.21%	3.79%	2.60%	2.47%
After fees waived and expenses absorbed/recovered	4.42%[5]	4.48%	4.40%	4.00%	2.74%	2.60%

Portfolio turnover rate	22%[4]	56%	51%	40%	59%	104%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 3.00% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% that will be imposed to the extent a finder's fee was paid on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense had been excluded, the expense ratios would have remained unchanged for the six months ended December 31, 2025 and for the year ended June 30, 2025.

See accompanying Notes to Financial Statements.

29

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2025	For the Year Ended June 30,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.28	$9.09	$8.94	$9.09	$11.06	$10.86
Income from Investment Operations:
Net investment income (loss) [1]	0.17	0.35	0.33	0.29	0.21	0.20
Net realized and unrealized gain (loss)	0.09	0.18	0.14	(0.17)	(1.95)	0.31
Total from investment operations	0.26	0.53	0.47	0.12	(1.74)	0.51

Less Distributions:
From net investment income	(0.21)	(0.34)	(0.32)	(0.27)	(0.20)	(0.20)
From net realized gain	-	-	-	-	(0.03)	(0.11)
Total distributions	(0.21)	(0.34)	(0.32)	(0.27)	(0.23)	(0.31)

Redemption fee proceeds[1]	-	-	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$9.33	$9.28	$9.09	$8.94	$9.09	$11.06

Total return[3]	2.79%[4]	5.94%	5.41%	1.32%	(15.97)%	4.74%

Ratios and Supplemental Data:
Net assets, end of period	$2,291,182	$2,299,556	$2,524,640	$2,550,145	$3,234,680	$4,454,691

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.75%[5,6]	1.79%[6]	1.75%	1.77%	1.70%	1.69%
After fees waived and expenses absorbed/recovered	1.59%[5,6]	1.57%[6]	1.56%	1.56%	1.56%	1.56%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.51%[5]	3.53%	3.47%	3.02%	1.82%	1.70%
After fees waived and expenses absorbed/recovered	3.67%[5]	3.75%	3.66%	3.23%	1.96%	1.83%

Portfolio turnover rate	22%[4]	56%	51%	40%	59%	104%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense had been excluded, the expense ratios would have remained unchanged for the six months ended December 31, 2025 and for the year ended June 30, 2025.

See accompanying Notes to Financial Statements.

30

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2025	For the Year Ended June 30,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.28	$9.09	$8.95	$9.10	$11.09	$10.88
Income from Investment Operations:
Net investment income (loss) [1]	0.22	0.43	0.42	0.38	0.31	0.31
Net realized and unrealized gain (loss)	0.09	0.19	0.13	(0.17)	(1.95)	0.32
Total from investment operations	0.31	0.62	0.55	0.21	(1.64)	0.63

Less Distributions:
From net investment income	(0.26)	(0.43)	(0.41)	(0.36)	(0.32)	(0.31)
From net realized gain	-	-	-	-	(0.03)	(0.11)
Total distributions	(0.26)	(0.43)	(0.41)	(0.36)	(0.35)	(0.42)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$9.33	$9.28	$9.09	$8.95	$9.10	$11.09

Total return[3]	3.39%[4]	7.00%	6.36%	2.35%	(15.14)%	5.88%

Ratios and Supplemental Data:
Net assets, end of period	$209,651,804	$196,240,750	$145,631,936	$99,164,178	$123,385,419	$216,050,597

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.75%[5,6]	0.81%[6]	0.73%	0.77%	0.71%	0.69%
After fees waived and expenses absorbed/recovered	0.59%[5,6]	0.59%[6]	0.54%	0.56%	0.57%	0.56%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	4.52%[5]	4.51%	4.49%	4.02%	2.81%	2.70%
After fees waived and expenses absorbed/recovered	4.68%[5]	4.73%	4.68%	4.23%	2.95%	2.83%

Portfolio turnover rate	22%[4]	56%	51%	40%	59%	104%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense had been excluded, the expense ratios would have remained unchanged for the six months ended December 31, 2025 and for the year ended June 30, 2025.

See accompanying Notes to Financial Statements.

31

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Unaudited)

Note 1 – Organization

AAM/Insight Select Income Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek current income. The Fund currently offers three classes of shares: Class A, Class C, and Class I. The Fund’s Class A, Class C and Class I shares commenced investment operations on April 19, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Fund’s Advisor is deemed to be the Chief Operating Decision Maker with respect to the Fund's investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

32

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2025 (Unaudited)

(b) Futures Contracts

The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates and other financial indexes), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as cash deposited with broker. Securities deposited as initial margin are designated in the Schedule of Investments. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marked to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. Depending upon the agreement with the broker, the Fund may or may not settle variation margin daily. When the contracts are closed or expires, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.

(c) Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and is subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.

(d) Swap Agreements

The Fund may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

33

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2025 (Unaudited)

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund's return.

(e) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(f) Preferred Stock Risk

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

(g) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

34

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2025 (Unaudited)

(h) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2025, and during the prior three open tax years the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(j) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

35

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2025 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.38% of the Fund’s average daily net assets. The Advisor has engaged Insight North America LLC (the “Sub-Advisor”) to manage the Fund and pay the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.85%, 1.60% and 0.60% of the average daily net assets of the Fund's Class A, Class C and Class I Shares, respectively. This agreement is in effect until October 31, 2035, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended December 31, 2025, the Advisor waived its fees totaling $175,910 for the Fund. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At December 31, 2025, the amount of these potentially recoverable expenses was $1,088,717. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

2026	$234,038
2027	256,904
2028	421,865
2029	175,910
Total	$1,088,717

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2025, are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2025, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

36

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2025 (Unaudited)

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan.  The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2025, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2025, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$217,859,707

Gross unrealized appreciation	3,963,322
Gross unrealized depreciation	(6,288,557)

Net unrealized appreciation (depreciation)	$(2,325,235)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sales.

As of June 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$770,217
Undistributed long-term capital gains	-
Tax accumulated earnings	770,217

Accumulated capital and other losses	(15.894,048)
Unrealized appreciation (depreciation) on investments	(4,917,408)
Unrealized appreciation (depreciation) on swap contracts	(29,373)
Unrealized appreciation (depreciation) deferred compensation	(25,763)
Gross unrealized appreciation on foreign currency transactions	1,187
Total accumulated earnings (deficit)	$(20,095,188)

37

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2025 (Unaudited)

The tax character of the distributions paid during the fiscal years ended June 30, 2025, and June 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$8,727,797	$5,993,545
Net long-term capital gains	-	-
Total distributions paid	$8,727,797	$5,993,545

At June 30, 2025, the Fund had an accumulated capital loss carry forward as follows:

Not Subject to Expiration:
Short-term	$2,423,586
Long-term	13,470,462
Total	$15,894,048

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended December 31, 2025 and the year ended June 30, 2025, the Fund received $27 and $2,277, respectively, in redemption fees.

Note 6 – Investment Transactions

For the six months ended December 31, 2025, purchases and sales of investments, excluding short-term investments, forward contracts and futures contracts, were $55,714,738 and $45,664,751, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class A shares, Class C shares, and Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers. The Class Y shares do not participate in the Shareholder Servicing Plan.

For the six months ended December 31, 2025, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the Plan.

For the six months ended December 31, 2025, distribution and service fees incurred are disclosed on the Statement of Operations.

38

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2025 (Unaudited)

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

39

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2025 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Asset-Backed Securities	$-	$27,424,030	$-	$27,424,030
Commercial Mortgage-Backed Securities	-	1,867,558	-	1,867,558
Corporate Bonds[1]	-	180,135,751	-	180,135,751
Municipal Bonds	-	1,066,514	-	1,066,514
U.S. Government and Agencies	-	2,500,992	-	2,500,992
Short-Term Investments	2,539,627	-	-	2,539,627
Total Investments	2,539,627	212,994,845	-	215,534,472
Other Financial Instruments**
Futures Contracts	36,213	-	-	36,213
Total Assets	$2,575,840	$212,994,845	$-	$215,570,685

Liabilities
Other Financial Instruments**
Credit Default Swap Contracts	$-	$3,617	$-	$3,617
Forward Contracts	-	11,846	-	11,846
Futures Contracts	57,273	-	-	57,273
Total Liabilities	$57,273	$15,463	$-	$72,736

[1]	For a detailed break-out of corporate bonds by major sector classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 3 securities at period end.
**	Other financial instruments are derivative instruments such as swap contracts, forward contracts and futures contracts. Swap contracts, forwards contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position and performance. The Fund invested in futures contracts, forward contracts and credit default swap contracts during the six months ended December 31, 2025.

40

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2025 (Unaudited)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments, as of December 31, 2025, by risk category are as follows:

		Asset Derivatives	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Value
Credit Default Swap Contracts	Unrealized appreciation/depreciation on open swap contracts	$-	$3,617
Foreign Exchange Contract	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	-	11,846
Interest Rate Contracts	Unrealized appreciation/depreciation on open futures contracts*	36,213	57,273

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Net unrealized appreciation/depreciation is shown as variation margin as presented on the Statements of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended December 31, 2025, are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Credit Default Swap Contracts	Swap Contracts	$(155,704)
Foreign Exchange Contracts	Forward Contracts	(8,173)
Interest Rate Contracts	Futures Contracts	809,396

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Credit Default Swap Contracts	Swap Contracts	$25,756
Foreign Exchange Contracts	Forward Contracts	31,866
Interest Rate Contracts	Futures Contracts	(793,041)

The quarterly average volumes of derivative instruments as of December 31, 2025, are as follows:

Derivatives not designated as hedging instruments			Total
Swap Contracts	Credit Default Swap Contracts	Notional Amount	$3,825,000
Foreign Exchange Contracts	Short Forward Contracts	Notional Amount	(1,284,659)
Interest Rate Contracts	Long Futures Contracts	Notional Amount	38,504,461
Interest Rate Contracts	Short Futures Contracts	Notional Amount	(10,070,026)

41

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2025 (Unaudited)

Note 12 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with ISDA Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

			Amounts Not Offset in Consolidated Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Presented in Consolidated Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized depreciation on open swap contracts – liability payable	J.P. Morgan	$3,617	$-	(3,617)	-

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
**	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 13 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

42

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2025 (Unaudited)

Note 14 - Recently Issued Accounting Pronouncements

In December 2023, the FASB issued Accounting Standards Updated 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund's financial statements.

Note 15 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

43

AAM/Insight Select Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholder Meeting Results

Shareholders were asked to participate in a special meeting of shareholders on September 12, 2025 (the “Shareholder Meeting”) for the purpose of electing trustees. Each Nominee was approved by the affirmative vote of a plurality of the shares voting at the Shareholder Meeting. The final results of the Shareholder Meeting are reported in the following table.

Proposal : To elect the following as Trustees of the Trust:

	Voted For		Total Shares Outstanding	Voted Withheld		Total Shares Outstanding
Trustee Nominee Name	Shares	%	%	Shares	%	%
Ashley Toomey Rabun	827,129,737.221	93.884%	64.642%	53,885,229.201	6.116%	4.211%
William H. Young	829,469,192.220	94.150%	64.825%	51,545,774.202	5.850%	4.028%
James E. Ross	872,416,952.851	99.025%	68.182%	8,598,013.571	0.975%	0.671%
Jill I. Mavro	872,376,298.228	99.020%	68.178%	8,638,668.194	0.980%	0.675%
Maureen Quill	873,652,842.444	99.165%	68.278%	7,362,123.978	0.835%	0.575%

Note: Record date Shares 1,279,552,379.149

Shares voted: 881,014,966.422

% Total Shares Voted: 68.853%

44

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy Disclosures for Open-End Management Investment Companies are included in item 7, as part of the financial statements.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a)	(4) Not Applicable

(a)	(5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	03/06/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	03/06/26

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	03/06/26